SECURITIES AND EXCHANGE COMMISSION

Washington,  D.C.  20549

FORM N-CSR

 CERTIFIED SHAREHOLDER  REPORT

            OF  REGISTERED MANAGEMENT  INVESTMENT  COMPANIES

                 Investment  Company  Act  file  number  811-04750

                                                 -------------

                         Fenimore  Asset  Management  Trust

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                    (Exact name of  registrant  as  specified in  charter)

                                                      384 North  Grand Street

                                                                 P.O.  Box 399

                                                 Cobleskill, NewYork 12043

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                 (Address of  principal executive  offices) (Zip  code)

                                                     Thomas  O.  Putnam

                                         Fenimore  Asset  Management  Trust

                                                384 North  Grand Street

                          Cobleskill, New  York 12043

       -------------------------------------------------------------------------------

                (Name  and  address of  agent for service)

Registrant's telephone  number, including  area code:  1-800-453-4392

       ------------------ ------------------------------------------------------------

             Date of fiscal year end:  December 31

      ------------------------------------------------------------------------------

                  Date  of  reporting period:     December 31, 2012

       -------------------------------------------------------------------------------

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Item  1. Reports to  Stockholders.

The annual report  to  stockholders is filed  herewith.

FAM Funds

In-depth research. Insightful investing.

Annual Report - December 31, 2012

Value Fund

Investor Share Class

Equity-Income Fund

Investor Share Class

Small Cap Fund

Investor Share Class

Table of Contents

Chairman’s Commentary

1

Expense Data

4

FAM Value Fund

Letter to Shareholders

7

Performance Summary

12

Portfolio Data

14

Statement of Investments

15

FAM Equity-Income Fund

Letter to Shareholders

21

Performance Summary

25

Portfolio Data

27

Statement of Investments

28

FAM Small Cap Fund

Letter to Shareholders

32

Performance Summary

37

Portfolio Data

39

Statement of Investments

40

Statement of Assets and Liabilities

43

Statement of Operations

44

Statement of Changes in Net Assets

45

Notes to Financial Statements

47

Report of Independent Registered Public Accounting Firm

59

Investment Advisor Contract Renewal Disclosure

60

Information About Trustees and Officers

64

Supplemental Information

66

FAM Funds has adopted a Code of Ethics that applies to its principal executive and principal financial officers. You may obtain a copy of this Code without charge, by calling FAM Funds at (800) 932-3271.

Chairman’s Commentary

December 31, 2012

Dear Fellow Shareholder,

We reflect on 2012 with a sense of satisfaction.

The Funds

FAM Value Fund (FAMVX)

We celebrated our 25th Anniversary! Our flagship Fund has been time-tested through virtually every market imaginable and the financial press has recognized it for various reasons over the years. The average tenure for a mutual fund manager is about five years. I have managed this Fund since its inception and co-managed it with John Fox for the last 12 years. We feel this consistency of management is important for our shareholders.

FAM Equity-Income Fund (FAMEX)

Every holding in this Fund is currently paying a dividend. Dividends have typically been a meaningful part of equity returns over time. The S&P 500 Index states that dividends have made up roughly 40% of investor returns for the greater part of the last century.  FAMEX is in the mid-cap space and looks very dif-

ferent from the typical large-cap equity income fund. Paul Hogan and I have managed the Fund together for 16 years.

FAM Small Cap Fund (FAMFX)

Launched on March 1, 2012, the Fund invests in small-cap companies with market capitalizations of between $50 million and $1 billion. Although the Small Cap Fund is new, our investment approach remains the same. We do not invest in start-up businesses, but rather in ones that are established and meet our exacting criteria. Fenimore Asset Management, the investment advisor to FAM Funds, has been investing in small-cap stocks for almost four decades.

Performance

Performance was solid in 2012.  In general, the companies in which we invest progressed nicely as they grew earnings and our estimate of their intrinsic value.  Stock prices mostly followed suit.

Chairman’s Commentary

This is the fourth year in a row of positive returns in equity markets.  Our sense is that many, if not most, investors do not realize this fact.  It is certainly not the gist of the messages heard in the media.  History has proven that there is little correlation between investors’ moods and investment returns – 2012 was no different.

Portfolio Activity

We are also pleased with the investment decisions we made for each portfolio. While we entered the year with a fine collection of high-quality businesses, we believe we improved FAM Funds’ overall holdings in 2012 which should translate into future returns.

Looking back, stock prices generally rose during the first four months of 2012. Then they declined fairly significantly in May.  From there, prices rebounded strongly through mid-September, declined again until mid-November, and generally increased through year-end. This type of volatility can definitely rattle investor confidence.  However, we remained rational and in many instances were able to use the price swings to improve results. We continually pursue additional possibilities to add to positions and upgrade our Funds’ collective holdings at attractive prices.

Outlook

While our memories may mislead us, the truth is that the future of the world is never certain.    We often recall the past and, with the benefit of hindsight, believe that events and developments were predictable. The reality is obviously more complex.  The world is always uncertain and anyone who tries to predict the future of the imponderables like politics, economics, and commodities sets themselves up for disappointment.

We believe the range of potential outcomes is uncommonly wide today.  They include: inflation or deflation, higher interest rates or low interest rates for many years, a strong dollar or materially weaker dollar, high or low oil prices, big reductions in governmental spending or much higher taxes or both – the list goes on and on.

So how do we invest in such a situation?  First, we prefer companies where, although the immediate future is hard to predict, the longer-term picture is clearer.  We can expect with a reasonable amount of certainty that some of the businesses in FAM Funds should be considerably larger and more valuable in five or more years.  For example, some will add more stores.

Chairman’s Commentary

Others will continue purchasing smaller competitors. A few buy assets on the cheap from highly indebted, distressed sellers.  Basically, if you have a better mousetrap, then the world will eventually beat a path to your door.

Many investors pursue the opposite approach – they make specific macro predictions and purchase companies that will benefit from such a scenario.  Every year some investors get this right, deliver fantastic results, and receive a great deal of favorable press.  For example, in 2012 many unimpressive businesses with terrible balance sheets had great stock performance when it became clear that the situation that would potentially kill them – a weaker economy – would not materialize.  In our experience, investors who win big in the short term are rarely able to deliver consistently better than average long-term results.  Getting the macro predictions right year after year is virtually impossible.

At FAM Funds, we think of investing more like running a multi-year marathon rather than a series of quarterly sprints.  In 2013 we will continue to diligently study and adapt as needed, but in general we will focus on investing in what we believe to be great companies that can do well under a wide variety of scenarios. This way, we think we have a higher probability for success over the long term in building your wealth.

Thank you for your ongoing trust.  May 2013 provide you with health, peace and prosperity.

Thomas O. Putnam, Chairman

Research Team

Andrew F. Boord

John D. Fox, CFA

Kevin D. Gioia

Paul C. Hogan, CFA

Marc D. Roberts, CFA

Drew P. Wilson, CFA

FAM Funds — Expense Data (Unaudited)

December 31, 2012

As a shareholder of the Funds, you incur ongoing costs, including management fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 at the beginning of the period and held for the entire period (7/1/2012 to 12/31/2012).

Actual Expenses

Line (A) of the following tables provides information about actual account values and actual expenses for Investor Class Shares. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

Line (B) of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, line (B) of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.

FAM Funds — Expense Data (Unaudited) continued

Six months ended December 31, 2012

FAM Value Fund

Beginning

Ending

Expenses

Account Value

Account Value

Paid

7/1/2012

12/31/2012

During Period

Ongoing Costs Based on Actual Fund Return

A.  Investor Share Class

$1,000.00

$1,055.92

$6.28*

Ongoing Costs Based on Hypothetical

   5% Yearly Return

B.  Investor Share Class

$1,000.00

$1,019.03

$6.16*

*Expenses are equal to the Fund’s Investor Class Shares annualized expense ratio of  (1.21%), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

FAM Equity-Income Fund

Beginning

Ending

Expenses

Account Value

Account Value

Paid

7/1/2012

12/31/2012

During Period

Ongoing Costs Based on Actual Fund

Return

A.  Investor Share Class

$1,000.00

$1,058.20

$6.78*

Ongoing Costs Based on Hypothetical

      5% Yearly Return

B.  Investor Share Class

$1,000.00

$1,018.41

$6.65*

*Expenses are equal to the Fund’s Investor Class Shares annualized expense ratio of (1.31%), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

FAM Funds — Expense Data (Unaudited) continued

Six Months Ended December 31, 2012

FAM Small Cap Fund

Beginning

Ending

Expenses

Account Value

Account Value

Paid

7/1/2012

12/31/2012

During Period

Ongoing Costs Based on Actual Fund Return

A.  Investor Share Class

$1,000.00

$1,095.30

$7.90*

Ongoing Costs Based on Hypothetical

      5% Yearly Return

B.  Investor Share Class

$1,000.00

$1,017.46

$7.61*

* Expenses are equal to the Fund’s Investor Class Shares net annualized expense ratio of (1.50%), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

FAM Value Fund

December 31, 2012

Dear Fellow Value Fund Shareholder,

At December 31, the net asset value of the FAM Value Fund was $48.88. Including the reinvestment of capital gains distributions and dividends the Fund’s total return was 11.4% for the year. For comparison, the S&P 500 Index returned 16.0% and the Russell 2000 Index increased 16.4%.

2012 in Review

2012 was a good year for investors. Positive returns were achieved in bonds, gold, real estate and stocks. In fact the U.S. stock market, as measured by the S&P 500, increased for the fourth year in a row. News headlines were similar to the previous few years. The European debt crisis continued for the third year with the

President of the European Central Bank vowing to do whatever it takes to defend the Euro. America’s economy continues the slow recovery from the financial crisis with housing, auto sales, and unemployment all improving. In fact, 2012 may mark the bottom of the housing crisis as all indicators point to improving sales and home prices. As we closed out the year, all eyes were on the “fiscal cliff” negotiations in Washington with numerous tax increases and spending cuts ready to hit in 2013.

Portfolio Activity

With stock prices advancing earlier in the year, we were a net seller of stocks trimming seven positions due to high valuations. The single largest sale was 40% of the shares that we owned in White Mountains Insurance. The company initiated a tender offer for its own shares and we took the opportunity to sell 40,000 shares ($20 million) to White Mountains at $500 a share. We continue to own shares.

We purchased four new ideas during the year: Interpublic Group, Loews Corporation, Evolution Petroleum, and Southwestern Energy. The largest purchase was Interpublic Group (IPG). Interpublic is a global advertising agency with headquarters in New York City. We believe that IPG is the cheapest stock in the industry and has significant opportunity to use its cash flow to pay down high-cost liabilities, repurchase its shares, and pay dividends. Loews Corporation is a holding company that owns

FAM Value Fund

a number of valuable assets. The primary assetsare Boardwalk Pipeline, CNA Insurance, Diamond Offshore, and HighMount Exploration. Of course the company also owns its namesake, the Loews hotel chain. In addition, Loews has almost $3 billion in cash. Management has been slowly investing this cash and repurchasing the company’s own stock at a discount to book value. The Tisch family manages the group of investments in Manhattan.

The final new purchases are in the energy industry. Evolution Petroleum is a small company that owns a royalty on an oil field in Louisiana. Based on current oil prices and production plans, this royalty stream should grow significantly over the next two to three years. We believe the current price of Evolution does not reflect the increase in value that will occur over this period. Southwestern Energy is a natural gas company with headquarters in Houston, Texas. The company is a low-cost producer which allows Southwestern to make a healthy profit even at currently low natural gas prices. In addition, it owns a pipeline and several million acres of land that may hold some promise. During the year we sold all of our shares in another energy company, Ultra Petroleum, and used the proceeds to purchase Southwestern’s stock.

Performance Detail

Best Performers

The Fund’s best performer, on a dollar-weighted basis, was long-time holding IDEX Corporation (+27%) gaining more than $7 million. IDEX is a manufacturing company that specializes in making products to move fluids. IDEX pumps are considered the gold standard for industrial customers. The company’s products move fluids like water, paint, and even peanut butter. Also, IDEX manufacturers the Jaws of Life rescue tool which is used all over the country. We expect IDEX to report record sales and earnings for the 2012 fiscal year.

The second-largest contributor to positive performance was Brookfield Asset Management (+35%) gaining almost $7 million. Brookfield is a global investment company with major investments in real estate, renewable energy, transportation and asset management. While the company is headquartered in Toronto, its investments span the globe with assets located in Australia, Brazil, Canada, England, and the United States. The current low interest rate environment is very favorable as it allows Brookfield to borrow cheaply to purchase long-term assets.

FAM Value Fund

The third-best performing stock was White Mountains Insurance Group (+14%) providing a $5.7 million gain. White Mountains is an insurance holding company with two primary assets: OneBeacon Insurance and White Mountains Reinsurance. In addition, the company has a large amount of cash and investments which can be used for future opportunities. Management continues to repurchase shares at a discount to book value which increases the value per share for the remaining shareholders.

Worst Performers

In a positive year for the Fund and the markets, most of our stocks appreciated in price but we did own two stocks that each generated a loss in the portfolio of greater than $1 million.

The worst performer, on a dollar-weighted basis, was Ultra Petroleum (-26%) with a loss of almost $4 million. Ultra Petroleum is a natural gas company with assets in Wyoming and Pennsylvania. Ultra is a low-cost producer of natural gas and has high margins and returns on equity. The stock declined in tandem with the severe drop in natural gas prices in the first half of the year.  We sold all of our shares in Ultra to purchase Southwestern Energy which we believe has a better balance sheet.

The second-worst performer was John Wiley & Sons (-11%) with a loss of more than $3 million. Wiley is a publisher of scientific journals, business books, and college textbooks. While the company has been transitioning to digital books for more than five years, the current year was particularly weak in textbook sales. These poor results reduced Wiley’s earnings and raised questions about its future growth rate. As a result, the stock price declined during the year.

Our Investment Strategy

“I am a better investor because I am a businessman and a better businessman because I am an investor.” – Warren Buffett

With easy access to stock quotes and instantaneous news, many investors have become speculators and lost sight of the important fact that a share of stock is fractional ownership in a company. This quote from legendary investor Warren Buffett links investing to business, which is how we think about investing at FAM Funds. To us, the most important piece of information about a potential investment is the economic worth of the business. Once we estimate the value, we then compare it to the current stock price. If we can purchase the stock at a significant discount to business value, we find that to be an attractive investment.

FAM Value Fund

Given the importance of business value in the investing equation we spend most of our research time reading financial statements, talking to corporate management, and studying financial models. To determine the value of a company we look at the assets that it owns and the cash profits it can generate over its lifetime. While there are thousands of potential companies to invest in, we are looking for ones that are highly profitable, have strong balance sheets with manageable debt, and generate more cash than they need. In addition, we meet with management to assess their honesty, integrity, and leadership capabilities. When we find an investment that meets our standards for quality, financial strength, management, and price, we add it to the Fund’s holdings.

Future Outlook

As we look forward into 2013, we see many trends continuing from last year. Despite much skepticism, the U.S. economy has grown at a modest rate over the past few years. We expect this trend to continue with perhaps a small boost from an improving real estate market. Our recent discussions with the managers of global businesses indicate an expected sales growth of between 2% to 5% for 2013. If we look at this level of revenue growth as a baseline, companies can use their cash profits to potentially grow at an even faster rate. This ability to turn cash profits into higher growth and business value per share is an important source of return for stockholders. The following are some examples of our Fund’s holdings and how they can use their cash to benefit shareholders:

Business Growth − cash profits can be used to make investments that will grow sales and profits. For example, CarMax is a used car superstore that currently has 121 stores in the United States. The company has announced plans to open 10 new stores in the next year and we believe the total number of stores could double over time. This investment in new stores, which CarMax funds with its cash flow, could result in a significant increase in earnings.

Acquisitions – The Fund owns positions in a number of companies that are using their cash flow to purchase other businesses. Great examples are Brown & Brown which is consolidating the insurance agency industry, and Mednax which used acquisitions to add more than 100 physicians to its company in 2012. Acquisitions completed at reasonable prices can add sales and profits to the acquiring company.

FAM Value Fund

Dividends – With interest rates so low many investors are scrambling to findinvestments that can generate income. Ownership of stocks can provide an income to investors when companies use their cash flow to pay quarterly dividends. At December 31, the Fund owned 31 stocks that pay a dividend. Of these, 11 currently have a dividend yield in excess of 2%. In addition to current income, many businesses in which the Fund invests can increase their dividend payments over time and create a growing income stream for shareholders.

Stock Repurchase – If a company generates more cash than it needs to grow the business, stock repurchase can be a good use of capital. A prime example in the Value Fund is White Mountains Insurance. Over the last three years management has repurchased more than two million shares, or 25% of the shares outstanding.

If these purchases are done at a price below the value of the business, they increase the per share value for all remaining shareholders. In other words, our value per share in White Mountains can grow through the simple repurchase of its own shares.

These are a few examples of the many ways that the Fund’s holdings can increase value per share even in a modest-growth environment. We believe that the FAM Value Fund is positioned well for 2013 with a collection of quality businesses.

Thank you for investing with us in the FAM Value Fund.

John D. Fox, CFA

Thomas O. Putnam

Co-Manager

Co-Manager

The opinions expressed herein are those of the portfolio managers as of the date of the report and are subject to change.  There is no guarantee that any forecast made will come to pass.  This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

FAM Value Fund - Performance Summary (Unaudited)

Annual Total Investment Returns:

JANUARY 2, 1987 TO DECEMBER 31, 2012

FAM VALUE FUND

INVESTOR SHARES

RUSSELL 2000 INDEX

S&P 500 INDEX

FISCAL YEAR

TOTAL RETURN

TOTAL RETURN

TOTAL RETURN

1987

-17.40%

-8.77%

5.25%

1988

35.50%

24.89%

16.61%

1989

20.32%

16.24%

31.69%

1990

-5.36%

-19.50%

-3.11%

1991

47.63%

46.05%

30.47%

1992

25.08%

18.42%

7.60%

1993

0.21%

18.90%

10.06%

1994

6.82%

-1.82%

1.31%

1995

19.71%

28.44%

37.53%

1996

11.23%

16.54%

22.95%

1997

39.06%

22.37%

33.35%

1998

6.19%

-2.55%

28.58%

1999

-4.84%

21.26%

21.04%

2000

19.21%

-3.03%

-9.10%

2001

15.07%

2.49%

-11.88%

2002

-5.33%

-20.48%

-22.09%

2003

24.98%

47.25%

28.67%

2004

16.86%

18.33%

10.88%

2005

5.56%

4.55%

4.91%

2006

8.73%

18.37%

15.79%

2007

-0.79%

-1.57%

5.49%

2008

-28.68%

-33.79%

-37.00%

2009

22.18%

27.17%

26.46%

2010

17.02%

26.85%

14.76%

2011

-0.41%

-4.18%

2.11%

2012

11.39%

16.35%

16.00%

FAM Value Fund - Performance Summary (Unaudited)

The chart below depicts the change in the value of a $10,000 investment in Investor Shares of the FAM Value Fund, since inception on January 2, 1987, as compared with the growth of the Standard & Poor’s 500 Index and the Russell 2000 Index during the same period.  The information assumes reinvestment of dividends and capital gain distributions.  The Russell 2000 Index, the Fund’s primary benchmark, is an unmanaged index generally representative of the market for the stocks of smaller size U.S. companies.  The Standard & Poor’s 500 Index is an unmanaged index generally representative of the market for the stocks of large size U.S. companies.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN FAM VALUE FUND, THE S&P 500 INDEX AND THE RUSSELL 2000 INDEX

	S&P Return	Value of 10,000 Invested	Russell 2000 Return	Value of 10,000 Invested	FAMVX Return	Value of 10,000 Invested
1987	5.25%	10,525	-8.77%	9,123	-17.40%	8,260
1988	16.61%	12,273	24.89%	11,394	35.50%	11,192
1989	31.69%	16,163	16.24%	13,244	20.32%	13,467
1990	-3.11%	15,660	-19.50%	10,661	-5.36%	12,745
1991	30.47%	20,432	46.05%	15,571	47.63%	18,815
1992	7.60%	21,984	18.42%	18,439	25.08%	23,534
1993	10.06%	24,196	18.90%	21,924	0.21%	23,583
1994	1.31%	24,513	-1.82%	21,525	6.82%	25,192
1995	37.53%	33,713	28.44%	27,647	19.71%	30,157
1996	22.95%	41,450	16.54%	32,220	11.23%	33,544
1997	33.35%	55,273	22.37%	39,427	39.06%	46,646
1998	28.58%	71,070	-2.55%	38,422	6.19%	49,533
1999	21.04%	86,023	21.26%	46,591	-4.84%	47,136
2000	-9.10%	78,195	-3.03%	45,179	19.21%	56,191
2001	-11.88%	68,906	2.49%	46,304	15.07%	64,658
2002	-22.09%	53,684	-20.48%	36,821	-5.33%	61,212
2003	28.67%	69,076	47.25%	54,219	24.98%	76,503
2004	10.88%	76,591	18.33%	64,157	16.86%	89,401
2005	4.91%	80,352	4.55%	67,076	5.56%	94,372
2006	15.79%	93,039	18.37%	79,398	8.73%	102,611
2007	5.49%	98,147	-1.57%	78,151	-0.79%	101,800
2008	-37.03%	61,803	-33.79%	51,744	-28.68%	72,604
2009	26.46%	78,156	27.17%	65,803	22.18%	88,707
2010	14.76%	89,692	26.85%	83,471	17.02%	103,805
2011	2.14%	91,612	-4.18%	79,982	-0.41%	103,380
2012	16.00%	106,269	16.35%	93,059	11.39%	115,155

This information represents past performance of Investor Shares of the FAM Value Fund and is not indicative of future results.  The investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Average Annual Total Returns as of December 31, 2012

Life of Fund

1-Year

3-Year

5-Year

10-Year

(1/2/87)

FAM Value Fund

11.39%

9.09%

2.50%

6.52%

9.86%

Investor Shares

Russell 2000 Index

16.35%

12.25%

3.56%

9.72%

8.96%

S&P 500 Index

16.00%

10.87%

1.66%

7.10%

9.53%

The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FAM Value Fund — Portfolio Data (Unaudited)

December 31, 2012

TOP TEN HOLDINGS		COMPOSITION OF TOTAL INVESTMENTS
(% of Total Investments)		Property & Casualty Insurance	13.5%
Brown & Brown, Inc.	6.2%	Machinery & Equipment	9.0%
IDEX Corporation	4.9%	Retail Stores	6.9%
Mednax, Inc.	4.8%	Insurance Agency	6.2%
Berkshire Hathaway, Inc. - Class A	4.5%	Banking	6.1%
White Mountains Insurance Group, Ltd.	4.3%	Money Market Fund>	5.6%
Ross Stores, Inc.	4.2%	Transportation	5.4%
Markel Corporation	3.8%	Health Care Services	4.8%
Brookfield Asset Management, Inc. - Class A	3.7%	Oil & Gas Exploration	4.5%
Zebra Technologies Corp. - Class A	3.5%	Real Estate Development	3.7%
John Wiley & Sons, Inc. - Class A	3.2%	Electronic Equipment	3.5%
		Healthcare Equipment/Devices	3.5%
		Publishing	3.2%
		Restaurants	3.2%
		Automotive	3.1%
		Diversified Manufacturing	2.8%
		Investment Management	2.7%
		Health Care Distribution	2.1%
		Other	10.2%

Statement Regarding Availability of Quarterly Portfolio Schedule.  Please note that (i) the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q; (ii) the Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov; (iii) the Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and (iv) the Fund makes the information on Form N-Q available to shareholders, upon request, by calling FAM Funds at 1-800-932-3271.

FAM Value Fund — Statement of Investments

December 31, 2012

SHARES

VALUE

COMMON STOCKS (94.4%)

Advertising Agencies (1.8%)

The Interpublic Group of Companies, Inc.

  •   provides advertising and marketing services

1,182,700

$  13,033,354

Automotive (3.1%)

CarMax, Inc.*

  •  specialty retailer of used cars and light-trucks in the USA

600,000

22,524,000

Banking (6.1%)

Bank of the Ozarks, Inc.

  •   retail and commercial banking services in the Southeast

253,000

8,467,910

Home Bancshares, Inc.

  •   holding company for the Centennial Bank that provides various com-

mercial and retail banking and related financial products and services

250,000

8,255,000

M&T Bank Corporation

  •   commercial and retail banking services to individuals, businesses, corpo-

rations and institutions in the Northeast and Mid-Atlantic

75,000

7,385,250

SCBT Financial Corporation

  •   banking services to individual and corporate customers in the Carolinas

234,110

9,406,540

TCF Financial Corporation

  •   banking services to individual and corporate customers in northern and

902,163

10,961,280

central California

44,475,980

Commercial Services (1.4%)

McGrath RentCorp

  •   modular building and electronic test equipment rentals,

347,000

10,069,940

subsidiary classroom manufacturing

Diversified Healthcare (1.0%)

Johnson & Johnson

  •   manufactures and sells various products in the health care field

105,000

7,360,500

See Notes to Financial Statements

FAM Value Fund — Statement of Investments continued

December 31, 2012

SHARES

VALUE

Diversified Manufacturing (2.8%)

Illinois Tool Works

  •   manufactures engineered products such as plastic and metal

339,950

$20,672,360

components and fasteners

Electronic Commerce Distribution (0.3%)

Digital River, Inc.*

  •   provides outsourced e-commerce solutions worldwide

176,897

2,545,548

Electronic Equipment (3.5%)

Zebra Technologies Corp. - Class A*

  •   designs, manufactures and supports bar code label printers

648,502

25,473,159

Health Care Distribution (2.1%)

Patterson Companies, Inc.

  •   operates as a distributor serving dental, companion-pet, veterinarian,

445,000

15,232,350

and rehabilitation supply markets in the USA and Canada

Health Care Equipment/Devices (3.5%)

StrykerCorp.

  •   operates a medical technology company offering Orthopedic Implants

266,000

14,582,120

and MedSurg Equipment

Waters Corporation*

  •   designs, manufactures, sells and services analytical instruments used

125,000

10,890,000

in a wide range of scientific research

25,472,120

Health Care Services (4.8%)

Mednax, Inc.*

  •   health care services company focused on physician services for

445,700

35,442,064

newborn, maternal-fetal and other pediatric subspecialty care

Home Furnishings (1.3%)

Mohawk Industries*

  •   produces floor covering products for residential and commercial applications

103,100

9,327,457

Insurance Agency (6.2%)

Brown & Brown, Inc.

  •   one of the largest independent general insurance agencies in the U.S.

1,779,696

45,311,060

See Notes to Financial Statements

FAM Value Fund — Statement of Investments continued

December 31, 2012

SHARES

VALUE

Investment Management (2.7%)

Franklin Resources, Inc.

  •   provides investment management and fund administration

160,000

$20,112,000

services as well as retail-banking and consumer lending services

Life Insurance (1.3%)

Protective Life Corporation

  •   individual and group life/health insurance and investment contracts

335,400

9,585,732

Machinery & Equipment (9.0%)

Donaldson Company, Inc.

  •   designs, manufactures and sells filtration systems and replacement parts

642,400

21,096,416

Graco, Inc.

  •   supplies systems and equipment for the management of fluids in

180,550

9,296,519

industrial, commercial and vehicle lubrication applications

IDEX Corporation

  •   manufactures proprietary, highly engineered industrial products and pumps

771,750

35,909,528

66,302,463

Media (1.5%)

Meredith Corporation

  •   magazine publishing and tv broadcasting

312,650

10,770,792

Oil & Gas Exploration (4.5%)

EOG Resources, Inc.

  •   engages in the exploration, development, production and marketing of

191,000

23,070,890

natural gas and crude oil

Evolution Petroleum*

  •   engages in the acquisition, exploitation, and development of properties

285,646

2,322,302

for the production of crude oil and natural gas

Southwestern Energy Co.*

  •   energy company that engages in the exploration, development, and

237,000

7,918,170

production of natural gas and crude oil

33,311,362

See Notes to Financial Statements

FAM Value Fund — Statement of Investments continued

December 31, 2012

SHARES

VALUE

Property & Casualty Insurance (13.5%)

Berkshire Hathaway, Inc. - Class A*

  •   holding company for various insurance and industrial companies

246

$32,978,760

Loews Corporation

  •   operates primarily as a commercial property and casualty insurance

150,000

6,112,500

company

Markel Corporation*

  •   sells specialty insurance products

64,850

28,107,287

White Mountain Insurance Group, Ltd.

  •   personal property and casualty insurance, and

61,693

31,771,895

reinsurance

98,970,442

Publishing (3.2%)

John Wiley & Sons, Inc. - Class A

  •   publisher of print and electronic products, specializing in scientific,

technical, professional and medical books and journals

611,700

23,813,481

Real Estate Development (3.7%)

Brookfield Asset Management, Inc. - Class A

  •   asset management holding company that invests in property,

735,000

26,937,750

power and infrastructure

Restaurants (3.2%)

YUM! Brands, Inc.

  •   quick service restaurants including KFC, Pizza Hut and Taco Bell

350,600

23,279,840

Retail Stores (6.9%)

Bed Bath & Beyond, Inc.*

  •   national chain of retail stores selling domestic merchandise such as bed

345,600

19,322,496

linens, bath items, kitchen textiles and home furnishings

Ross Stores, Inc.

  •   chain of off-price retail apparel and home accessories stores

572,844

31,019,503

50,341,999

See Notes to Financial Statements

FAM Value Fund — Statement of Investments continued

December 31, 2012

SHARES

VALUE

Semiconductors (0.3%)

Microchip Technology, Inc.

  •   develops, manufactures and sells semiconductor products for various

60,000

$     1,955,400

embedded control applications

Specialty Chemical (0.6%)

Sigma-Aldrich Corporation

  •   develops, manufactures, purchases and distributes high quality

60,000

4,414,800

chemicals, biochemicals and equipment available throughout the world

Transportation (5.4%)

Forward Air Corporation

  •   provides surface transportation and related logistics services to the

389,233

13,627,047

deferred air freight market in North America

Heartland Express, Inc.

  •   short-to medium-haul truckload carrier of general commodities

1,333,333

17,426,662

Knight Transportation

  •   transportation of general commodities in the U.S.

576,900

8,440,047

39,493,756

Utilities/Gas (0.3%)

Questar Corporation

  •   natural gas utility in the state of Utah

123,100

2,432,456

Veterinary Diagnostics (0.4%)

VCA Antech, Inc.*

  •   provides veterinary services, diagnostic testing and sells diagnostic im-

aging equipment and related products/services to the veterinary market

148,900

3,134,345

Total Common Stocks (Cost $354,857,825)

$691,796,510

See Notes to Financial Statements

FAM Value Fund — Statement of Investments continued

December 31, 2012

SHARES

VALUE

TEMPORARY INVESTMENTS (5.6%)

Money Market Fund (5.6%)

Invesco Short Term Treasury Fund (Institutional Class)

($0.02%)**

41,372,665

$  41,372,665

Total Temporary Investments (Cost $41,372,665)

$  41,372,665

Total Investments (Cost $396,230,490)

$733,169,175

* Non-income producing securities

** The rate shown represents the effective yield at 12/31/12

See Notes to Financial Statements

FAM Equity-Income Fund

December 31, 2012

Dear Fellow FAM Equity-Income Fund Shareholder,

2012 was a good year for equity investors.  The U.S. stock market started the year strongly and was able to overcome many global uncertainties related to European debt problems and slowing growth in China.  Even during the final weeks of the year the market was optimistic about our government reaching an agreement to avoid the “fiscal cliff.”

Dividend strategies performed well during the year, but were generally behind non-dividend paying equity strategies.  Investors saw numerous companies initiate a cash dividend and many others increase their dividend.  In addition, many cash-rich corporations paid special dividends at the end of the year.  Some even pulled forward some of the dividends to be paid in 2013 so many investors could take advantage of the lower tax rate on dividend income.

In the FAM Equity-Income Fund, every company in the portfolio pays a dividend. We invest in a mix of high dividend-paying companies as well as ones that are growing their dividends quickly.  We analyze how fast the dividends paid to shareholders have grown during the last five years.  On average, the Fund’s holdings have increased their dividends at a rate of 11% over the last five-year period. This compares favorably to the S&P 500 Index, where dividends were slashed in the wake of the financial crisis and just rose above the 2008 level this past year, and the Russell 2000 Index, where dividends have only grown at a 4% rate over the last five-year period.  Nearly 90% of the companies in the Fund increased their dividends in 2012 over 2011.

The current dividend yield of the Equity-Income Fund, as of 12/31/12, is 1.28%. Another measure we use to compare to the indices is the gross dividend yield. The gross dividend yield of the Fund was 2.5% at year-end.  This compares well to the S&P 500 Index, which had a gross dividend yield of 2.2%, and the Russell 2000 Index, which had a gross dividend yield of 1.4%.

As of 12/31/12

Gross Dividend

5 Year Growth of

Yield/Int. Rate

Dividends

FAM Equity-Income Fund

2.5%

11%*

S&P 500 Index

2.2%

1%

Russell 2000 Index

1.4%

4%

10-Year Treasury

1.76%

NA

*Average growth rate of dividends of companies in the portfolio over the last 5 years.

FAM Equity-Income Fund

Performance

The Fund increased +11.02% for 2012.  This is below the performance of the S&P 500 and Russell 2000.   The previous year (2011), the Fund outperformed both indices.  Over the 5- and 15-year periods, the performance of the Fund outpaced both indices.

2012

2011

3 yr.

5 yr.

10 yr.

15 yr.

FAM Equity-Income Fund

11.02

6.79

11.67

3.71

5.98

6.04

S&P 500 Index

16.00

2.11       10.87

1.66

7.10

4.47

Russell 2000 Index

16.35

-4.18

12.25

3.56

9.72

5.94

There were two factors that led to the Fund lagging the indices in 2012.  First, dividend-paying companies underperformed the market in general.  Historically, dividend-paying stocks underperform the market during strong upward moves such as in the first quarter of the 2012 when the S&P 500 rose more than 12%.  More than 75% of the S&P’s full-year return occurred in the first quarter of the year.  Dividend-paying companies also had another strike against them due to the uncertainly over future tax rates.  The other factor impacting the Fund’s performance was the strong gains that were achieved in the Financial sector and the relatively low weighting in the portfolio relative to both indices.

Best Performers

US Ecology contributed $1.6 million, on a dollar-weighted basis, to the value of the portfolio with a total return of +29.2%.  The company turned in a very good year with waste treatment and disposal volumes growing nicely over the previous year.  US Ecology also acquired a facility in the Detroit area which should be additive to its growth rate in 2013.  We expect that continued economic growth should benefit the company with higher treatment and disposal volume.  There is also an opportunity to increase price over time as the mix of waste tilts toward low-level nuclear material.

Ross Stores contributed $1.5 million to the value of the Fund with a total return of +15%.  Ross continues to execute well and drive shoppers into its stores.  Same-store sales consistently ran above plan and management raised earnings guidance a number of times throughout the year.  We believe Ross can double its store base from the current number which should drive earnings growth in the future. Management has also done a nice job of shrinking the number of shares outstanding which has contributed to earnings growth.

FAM Equity-Income Fund

IDEX Corp. contributed $1.2 million to the value of the Fund with a total return of +27.5%.  IDEX saw a decline in the organic growth rate of orders, but announced a restructuring program that should improve the profitability of a number of its businesses.  In addition, management unveiled a three-year, $1.5 billion capital deployment plan which includes acquisitions as well as regular stock repurchases.  The company plans to buy back 1% to 2% of its outstanding stock each year. We expect IDEX to emerge from this period of global weakness stronger than it was when the downturn began.

Worst Performers

Meredith Corp. detracted from the value of the Fund by -$0.5 million on a dollar-weighted basis.  We exited the position because Meredith’s growth prospects became murky.  Management tried a variety of measures to boost its growth rate, but we believe the industry is getting so competitive that shareholders will not realize acceptable returns going forward.

Microchip Technology detracted from the Fund’s value by -$0.4 million with the stock losing ground by -7.2% for the year.  The semiconductor industry is going through a cyclical slowdown and customers are reducing inventories.  We think Microchip is at the tail end of the process and the industry is nearing a recovery. Additionally, the recent acquisition of SMSC provides the company with a larger revenue base as well as several profit improvement opportunities.  We increased our position in Microchip and the stock had a dividend yield of 4.3% at year-end.

Altera Corp. detracted from the Fund’s value by -$0.3 million with the stock returning -6.3%.  Altera was also affected by the cyclical slowdown in the semiconductor industry.  We feel Altera should benefit greatly as it captures share in its expanding addressable market.  This is occurring as its products, programmable logic devices (PLDs), have become cheaper to design into its customers’ products than competing chips (ASICs and ASSPs).

Outlook

We think that stocks are positioned to do well over the next several years for a number of reasons.  First, company valuations are reasonable with the S&P 500 Index trading at 13x earnings which is below the 10-year average of 15x earnings.  Second, the economy is getting better.  Employment is improving slowly, housing is recovering, consumer balance sheets are stronger, and lending is more available.  Businesses still have a lot of cash on their balance sheets which is earning almost nothing.  These companies will eventually deploy this capital to earn higher returns.

FAM Equity-Income Fund

Finally, several of the issues facing the U.S. are or have been resolved.  The election is behind us and the expiration of the Bush tax rates was addressed.  The next hurdle will be the debt ceiling negotiations which will likely be as contentious as the summer of 2011.  This too will be addressed and the market will have certainty.  We also expect China to turn in better performance than 2012 which should help many of the Fund’s holdings.

In terms of dividends, we anticipate companies in the Fund to continue to grow and increase their dividends to shareholders.  We do not believe the modestly higher tax rate will have any adverse impact on the performance of these stocks. It is worth noting that many of these dividend-paying stocks are held in retirement accounts, pension plans, and annuities which are tax-deferred or tax-free. Companies also understand that investors are looking for income because bonds have such low yields today.  From an historical perspective, dividend payout ratios were higher in past decades when tax rates on dividend income were dramatically higher.  This is more proof that tax rates on dividends have little bearing on dividends paid to shareholders.

Thank you for your support. We continue to work diligently on your behalf.

Paul Hogan, CFA

Tom Putnam

Co-Manager

Co-Manager

The opinions expressed herein are those of the portfolio managers as of the date of the report and are subject to change.  There is no guarantee that any forecast made will come to pass.  This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

FAM Equity-Income Fund - Performance Summary (Unaudited)

APRIL 1, 1996 TO DECEMBER 31, 2012

FAM EQUITY-INCOME FUND

INVESTOR SHARES

RUSSELL 2000 INDEX

S&P 500 INDEX

FISCAL YEAR

TOTAL RETURN

TOTAL RETURN

TOTAL RETURN

4/1/96-12/31/96

11.84%

10.30%

15.20%

1997

26.90%

22.37%

33.35%

1998

4.67%

-2.55%

28.58%

1999

-6.98%

21.26%

21.04%

2000

17.18%

-3.03%

-9.10%

2001

20.79%

2.49%

-11.88%

2002

-2.25%

-20.48%

-22.09%

2003

20.30%

47.25%

28.67%

2004

14.04%

18.33%

10.88%

2005

5.75%

4.55%

4.91%

2006

6.57%

18.37%

15.79%

2007

-3.64%

-1.57%

5.49%

2008

-29.04%

-33.79%

-37.00%

2009

21.43%

27.17%

26.46%

2010

17.47%

26.85%

14.76%

2011

6.79%

-4.18%

2.11%

2012

11.02%

16.35%

16.00%

FAM Equity-Income Fund - Performance Summary (Unaudited)

The chart below depicts the change in the value of a $10,000 investment in Investor Shares of the FAM Equity-Income Fund, since inception on April 1, 1996, as compared with the growth of the Standard & Poor’s 500 Index and the Russell 2000 Index during the same period.  The information assumes reinvestment of dividends and capital gain distributions.    The Russell 2000 Index, the Fund’s primary benchmark, is an unmanaged index generally representative of the market for the stocks of smaller size U.S. companies.  The Standard & Poor’s 500 Index is an unmanaged index generally representative of the market for the stocks of large size U.S. companies.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN FAM EQUITY-INCOME FUND, THE S&P 500 INDEX AND THE RUSSELL 2000 INDEX

	S&P Return	Value of 10,000 Invested	Russell 2000 Return	Value of 10,000 Invested	FAMEX Return	Value of 10,000 Invested
1996	15.20%	11,520	10.30%	11,030	11.84%	11,184
1997	33.35%	15,362	22.37%	13,497	26.90%	14,192
1998	28.58%	19,752	-2.55%	13,153	4.67%	14,855
1999	21.04%	23,908	21.26%	15,950	-6.98%	13,818
2000	-9.10%	21,733	-3.03%	15,466	17.18%	16,192
2001	-11.88%	19,151	2.49%	15,851	20.79%	19,559
2002	-22.09%	14,920	-20.48%	12,605	-2.25%	19,119
2003	28.67%	19,198	47.25%	18,561	20.30%	23,000
2004	10.88%	21,287	18.33%	21,963	14.04%	26,229
2005	4.91%	22,332	4.55%	22,963	5.75%	27,737
2006	15.79%	25,858	18.37%	27,181	6.57%	29,559
2007	5.49%	27,278	-1.57%	26,754	-3.64%	28,484
2008	-37.03%	17,177	-33.79%	17,714	-29.04%	20,212
2009	26.46%	21,722	27.17%	22,527	21.43%	24,543
2010	14.76%	24,928	26.85%	28,575	17.47%	28,831
2011	2.14%	25,461	-4.18%	27,381	6.79%	30,789
2012	16.00%	29,535	16.35%	31,857	11.02%	34,182

This information represents past performance of Investor Shares of the FAM Equity-Income Fund and is not indicative of future results.  The investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Average Annual Total Returns as of December 31, 2012

Life of Fund

1-Year

3-Year

5-Year

10-Year

(4/1/96)

FAM Equity-Income Fund

11.02%

11.67%

3.71%

5.98%

7.62%

Investor Shares

Russell 2000 Index

16.35%

12.25%

3.56%

9.72%

7.19%

S&P 500 Index

16.00%

10.87%

1.66%

7.10%

6.53%

The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FAM Equity-Income Fund — Portfolio Data (Unaudited)

December 31, 2012

TOP TEN EQUITY HOLDINGS		COMPOSITION OF TOTAL INVESTMENTS
(% of Total Investments		Semiconductors	9.3%
U.S. Ecology, Inc.	5.5%	Machinery & Equipment	8.6%
EOG Resources, Inc.	5.3%	Hazardous Waste Disposal	5.5%
Flowers Foods, Inc.	5.3%	Oil & Gas Exploration	5.3%
StrykerCorp.	5.1%	Consumer Staples	5.3%
Patterson Companies, Inc.	5.1%	Health Care Equipment/Devices	5.1%
Mattel, Inc.	5.0%	Health Care Distribution	5.1%
IDEX Corporation	5.0%	Toys	5.0%
Ross Stores, Inc.	5.0%	Retail Stores	5.0%
Xilinx, Inc.	4.5%	Insurance Agency	4.2%
Arthur J. Gallagher & Co.	4.2%	Property & Casualty Insurance	3.9%
		Utilities/Water	3.6%
		Commercial Services	3.5%
		Utilities/Gas	3.4%
		Money Market Fund	3.4%
		REITS - Data Center	3.3%
		Specialty Chemical	3.2%
		Technology	2.8%
		Investment Management	2.5%
		Household Durables	2.3%
		Packaged Goods	2.2%
		Banking	2.1%
		Other	5.4%

Statement Regarding Availability of Quarterly Portfolio Schedule.  Please note that (i) the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q; (ii) the Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov; (iii) the Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and (iv) the Fund makes the information on Form N-Q available to shareholders, upon request, by calling FAM Funds at 1-800-932-3271.

FAM Equity-Income Fund — Statement of Investments

December 31, 2012

SHARES

VALUE

COMMON STOCKS (95.4%)

Banking (2.1%)

SCBT Financial Corporation

  •   provides banking services to individual and corporate customers in the

58,000

$  2,330,440

Carolinas

Beverage - Non Alcoholic (1.8%)

Dr. Pepper Snapple Group, Inc.

  •   integrated brand owner, manufacturer and distributor of non-alcoholic

47,000

2,076,460

beverages in the USA, Canada, and Mexico

Commercial Services (3.5%)

McGrath RentCorp

  •   modular building and electronic test equipment rentals, subsidiary class-

136,264

3,954,381

room manufacturing

Computer Software & Services (1.0%)

CA, Inc.

  •   provides enterprise information technology (IT) management software and

50,000

1,099,000

solutions

Consumer Staples (5.3%)

Flowers Foods, Inc.

  •   produces and markets bakery products in the USA

256,500

5,968,755

Hazardous Waste Disposal (5.5%)

U.S. Ecology, Inc.

  •   provides radioactive, pcb, hazardous and non-hazardous waste services to

264,869

6,235,016

commercial and government customers

Health Care Distribution (5.1%)

Patterson Companies, Inc.

  •   operates as a distributor serving dental, companion-pet, veterinarian, and

168,000

5,750,640

rehabilitation supply markets in the USA and Canada

Health Care Equipment/Devices (5.1%)

StrykerCorp.

  •   operates a medical technology company offering Orthopedic Implants and

105,500

5,783,510

MedSurg Equipment

See Notes to Financial Statements

FAM Equity-Income Fund — Statement of Investments continued

December 31, 2012

SHARES

VALUE

Health Care Services (1.1%)

Landauer, Inc.

  •   provides personal radiation dosimeters and radiation related services

20,000

$   1,224,200

Household Durables (2.3%)

Tupperware Brands Corporation

  •   manufacture and sales of preparation, storage, and serving solutions for

40,000

2,564,000

the kitchen and home

Insurance Agency (4.2%)

Arthur J. Gallagher & Co.

  •   provides insurance brokerage and risk management services to

137,920

4,778,928

commercial, industrial, institutional, and governmental organizations

Investment Management (2.5%)

Franklin Resources, Inc.

  •   provides investment management and fund administration

22,300

2,803,110

services as well as retail-banking and consumer lending services

Machinery & Equipment (8.6%)

Donaldson Company, Inc.

  •   designs, manufactures and sells filtration systems and replacement parts

125,600

4,124,704

IDEX Corporation

  •   manufactures proprietary, highly engineered industrial products and

120,984

5,629,386

pumps

9,754,090

Oil & Gas Exploration (5.3%)

EOG Resources, Inc.

  •   engages in the exploration, development, production and marketing of

50,000

6,039,500

natural gas and crude oil

Packaged Goods (2.2%)

McCormick & Company, Inc.

  •   manufactures, markets and distributes spices, seasonings, specialty foods

39,000

2,477,670

and flavorings to the entire food industry.

Property and Casualty Insurance (3.9%)

OneBeacon Insurance Group, Ltd.

  •   commercial, personal and specialty insurance products

314,666

4,373,857

See Notes to Financial Statements

FAM Equity-Income Fund — Statement of Investments continue

December 31, 2012

SHARES

VALUE

Publishing (0.3%)

John Wiley & Sons, Inc. - Class A

  •   publisher of print and electronic products, specializing in scientific,

8,350

$

325,066

technical, professional and medical books and journals

REITS - Data Center (3.3%)

Digital Realty Trust Inc.

  •   engages in the ownership, acquisition, development, redevelopment and

55,000

3,733,950

management of technology-related real estate

Retail Stores (5.0%)

Ross Stores, Inc.

  •   chain of off-price retail apparel and home accessories stores

103,843

5,623,099

Semiconductors (9.3%)

Altera Corporation

  •   manufacturer of programmable logic solutions

61,000

2,100,840

Microchip Technology, Inc.

  •   develops, manufactures and sells semiconductor

101,000

3,291,590

products for various embedded control applications

Xilinx, Inc.

  •   worldwide leader of programmable logic solutions

141,414

5,076,763

10,469,193

Specialty Chemical (3.2%)

Sigma-Aldrich Corporation

  •   develops, manufactures, purchases and distributes high quality

50,000

3,679,000

chemicals, biochemicals and equipment available throughout the world

Technology (2.8%)

National Instruments Corporation

  •   manufactures and supplies measurement and automation products

122,000

3,148,820

Toys (5.0%)

Mattel, Inc.

  •    designs, manufactures, and markets various toy products

155,299

5,687,049

Utilities/Gas (3.4%)

Questar Corporation

  •   natural gas utility in the state of Utah

195,000

3,853,200

See Notes to Financial Statements

FAM Equity-Income Fund — Statement of Investments continued

December 31, 2012

SHARES

VALUE

Utilities/Water (3.6%)

Aqua America, Inc.

  •   water and waste water utility

159,000

$     4,041,780

Total Common Stocks (Cost $78,456,808)

$  107,774,714

PREFERRED STOCKS (1.2%)

REITS - Storage (1.2%)

Public Storage - (6.5%) Preferred Q

  •   engages in the acquisition, development, ownership, and

50,300

$     1,365,142

operation of self-storage facilities in the USA and Europe

Total Preferred Stocks (Cost $1,393,838)

$     1,365,142

TEMPORARY INVESTMENTS (3.4%)

Money Market Fund (3.4%)

Invesco Short Term Treasury Fund (Institutional Class)

(0.02%)*

3,849,300

3,849,300

Total Temporary Investments (Cost $3,849,300)

$    3,849,300

Total Investments (Cost $83,699,946)

$112,989,156

*The rate shown represents the effective yield at 12/31/12

See Notes to Financial Statements

FAM Small Cap Fund

December 31, 2012

Dear Fellow Small Cap Fund Shareholder,

The first 10 months for the FAM Small Cap Fund are off to an encouraging start. Not only have we invested 82% of our capital in attractive small-cap equities, we outperformed our primary benchmark the Russell 2000 Index, and the S&P 500 Index as shown in the following table:

As of 12/31/2012

Since inception (3/1/2012)

FAM Small Cap Fund

10.30%

Russell 2000 Index

5.57%

S&P 500 Index

5.77%

In our first letter to shareholders, we highlighted the benefits of investing in small-cap stocks and how volatility can actually be our friend.  In this letter we will expand upon these thoughts.

Small-Cap Stocks

Over long periods of time, small-cap equities have proven to be a great creator of wealth outperforming alternatives such as long-term government bonds and Treasury bills.  They have also created more wealth than their large-cap equity peers.  This is shown in the following chart which demonstrates that the smaller the market capitalization of the company, the higher its average annual return has been.

10

Average Annual Return by Market Cap Decile (1927-2011)
Average Return
	19.4%	16.7%	16.4%	15.7%	15.0%	14.9%	14.4%	13.4%	12.7%	10.9%
Market Cap Decile (Smallest to Largest)
Source: Kenneth French Data Library

Used with permission from Dr. Kenneth French.

FAM Small Cap Fund

On average, our holdings are somewhere between the second and third deciles. Looking at the chart, you may ask why we would not have all of our assets invested in the first decile since it has provided the highest return over time. First of all, these companies tend not to be highly liquid investments due to their size and trading volumes.  Also, we find that these businesses usually do not fit our investment criteria, whereas those that are slightly larger (second and third deciles) often have much higher quality earnings power, balance sheets, and management teams.  Sticking to our criteria is a major part of our risk management process and we will not waver from this approach.  Along with providing attractive returns, we also strive to preserve capital over time − the best way we know how to do this is to remain committed to investing in high-quality businesses.

Why have small-cap equities provided higher average annual returns over time? Due to their smaller size and lower trading volumes, there is inherently less institutional focus on small-cap stocks.  Large asset management firms with multibillion dollar portfolios cannot move the needle by investing in this space, therefore Wall Street has less ability to make money here as well.  This combination creates less competition and an increased number of pricing inefficiencies. For us this means more opportunity to find value and greater potential returns for you, our shareholders.

Speaking of value, our philosophy has not changed throughout the years.  We hold true to our value investing philosophy in all environments.  As seen in the following chart, this has been a good place to be as value styles have significantly outperformed growth over the long term.

Average Annual Returns by Style (1927-2011)
Average Return	11.11%	12.11%	13.92%	14.66%	16.52%	18.83%
	Large Growth	Large Neutral	Small Growth	Large Value	Small Neutral	Small Value
Source: Kenneth French Data Library

Used with permission from Dr. Kenneth French.

FAM Small Cap Fund

Furthermore, the highest average annual returns have been produced in the small value category. Our focus on small-cap equities, combined with our value concentration, gives us confidence that our portfolio of high-quality securities is an attractive place to put capital to work.

Volatility

When putting capital to work, volatility can and has worked in our favor. An example is Gordmans Stores, a company that has been on our radar for more than a year and one in which we invested during the fourth quarter. This retailer operates 83 value-price department stores across 18 states. Its stores feature name brand apparel, accessories, footwear, home decor, gifts, designer fragrances, furniture, and more at everyday savings of up to 60% off department and specialty store prices (source: Gordmans.com). Over the medium term, Gordmans believes that it can increase its store base in excess of 10% annually and, with only 83 stores, this is a very realistic possibility. Not only is the company growing, but it is profitable and generates excess free cash flow that can be re-invested. Gordmans also has net cash on the balance sheet.

The opportunity to purchase this business with long-term potential arose due to short-term concerns. After reporting that third quarter comparable sales would be below expectations, Gordmans fell more than 25% intraday. It is highly unlikely that the true business worth, or intrinsic value, of this company declined by a quarter overnight.  We believe nothing has changed regarding its long-term competitive position or growth opportunities despite the near-term weakness and current uncertainty facing the retail environment.  Adjusted for cash on the balance sheet, we were able to purchase shares in this company at a single-digit P/E (price-to-earnings) multiple.  We know that market volatility causes much investor angst, but without it this opportunity to purchase an undervalued security may never have come to fruition.

Performance Detail

Best Performers

The Fund’s best performer, on a dollar-weighted basis, was Fabrinet (+19.9%) with a gain of $187,681.  Fabrinet provides precision

FAM Small Cap Fund

 optical, electro-mechanical and  electronic manufacturing services to OEMs (original equipment manufacturers) of complex products such as optical communication components, modules and subsystems, industrial lasers, and sensors.  Fabrinet focuses mainly on low-volume production of a wide variety of highly complex products which it refers to as “low-volume, high-mix.”  Due to the complex nature of the products it manufactures and its niche, Fabrinet is able to achieve much higher returns on invested capital than the typical contract manufacturer.  After the 2011 Thailand floods destroyed a manufacturing campus, the company worked to restore production capabilities to full capacity.  This goal was met in the second half of 2012 paving the way for a potential return to double-digit earnings growth in 2013.  Fabrinet has net cash on the balance sheet.

The second-best performing stock was Medidata Solutions (+86.1%) with a gain of $175,350.  Medidata is a global provider of SaaS-based (software as a service) clinical development solutions that enhance the efficiency of customers’ clinical trials.  Customers include biopharmaceutical companies, medical device and diagnostic firms, academic and government institutions, CROs (contract research organizations), and other research organizations.  Medidata’s products are used by 20 of the top 25 global pharmaceutical companies and it continues to take market share from its main competitor, Phase Forward, which Oracle acquired. Life sciences companies that continue to be challenged by old processes, rising costs, stiffer regulations, and rising complexities are increasingly seeing the benefit of Medidata’s portfolio of solutions.  Longer term, the company believes it can achieve 20% revenue growth while continuing to expand profit margins.  With limited recurring capital expenditure needs, the business generates a significant amount of free cash flow.  Medidata continues to have a net cash position on the balance sheet as it is dedicated to remaining financially strong.

Worst Performers

The worst performing stock, on a dollar-weighted basis, was Websense (-17.2%) with a loss of $77,358.  Websense provides unified web security, email security, mobile security, and data loss prevention solutions to companies across a diverse set of industries.  With the weak environment for technology spending and tight corporate budgets, the company has struggled to grow in recent history.  This macro environment, combined with a decline in Websense’s legacy products, has led to flattish billings.

FAM Small Cap Fund

Despite the lack of growth, Websense continues to generate a significant amount of free cash flow which it has been using to buy back stock at attractive valuation levels.

The second-worst performing stock was America’s Car-Mart (-5.5%) with a loss of $50,515.  America’s Car-Mart operates 118 automotive dealerships in nine states and focuses on the “Buy Here/Pay Here” segment of the used car market.  After several years of double-digit earnings growth, results have leveled off partly due to increased competition resulting from the availability of easier financing to customers across the industry.  Moving forward, America’s Car-Mart continues with its plan to grow their store base 10% per annum at attractive returns. Management has added significant value by reducing the company’s share count by 20% since fiscal 2010 as they have aggressively repurchased shares at favorable valuations.

Going Forward

While we have more certainty than at mid-year with the presidential election and the “fiscal cliff” behind us, questions still abound.  Despite this uncertainty, including the need to raise our nation’s debt ceiling, there are positives.  The economy continues to grow, albeit at a much slower pace than we would all like. Housing prices and starts are on the rise and employment, while lackluster, is improving.  Lastly, our companies continue to work toward growth with many having the potential to grow earnings by double-digits in 2013.

As always, we will continue to seek high-quality, small-cap securities to add to the Fund.  Thank you for investing with us in the FAM Small Cap Fund.

Marc D. Roberts, CFA

Thomas O. Putnam

Co-Manager

Co-Manager

The opinions expressed herein are those of the portfolio managers as of the date of the report and are subject to change.  There is no guarantee that any forecast made will come to pass.  This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

FAM Small Cap Fund - Performance Summary (Unaudited)

MARCH 1, 2012 TO DECEMBER 31, 2012*

FAM SMALL CAP FUND

RUSSELL 2000 INDEX

S&P 500 INDEX

FISCAL YEAR*

TOTAL RETURN

TOTAL RETURN

TOTAL RETURN

3/1/2012-12/31/2012

10.30%

5.57%

5.77%

*FAM Small Cap Fund commenced operations on March 1, 2012.

FAM Small Cap Fund - Performance Summary (Unaudited)

The chart below depicts the change in the value of a $10,000 investment in Investor Shares of the FAM Small Cap Fund, since inception on March 1, 2012 as compared with the growth of the Standard & Poor’s 500 Index and the Russell 2000 Index during the same period.  The information assumes reinvestment of dividends and capital gain distributions.  The Russell 2000 Index, the Fund’s primary benchmark, is an unmanaged index generally representative of the market for the stocks of smaller size U.S. companies.  The Standard & Poor’s 500 Index is an unmanaged index generally representative of the market for the stocks of large size U.S. companies.

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN FAM SMALL CAP FUND, THE S&P 500 INDEX AND THE RUSSELL 2000 INDEX

	FAMFX Return	Value of 10,000 Invested	S&P Return	Value of 10,000 Invested	Russell Return	Value of 10,000 Invested
Mar-12	3.00%	10000	2.68%	10268	2.02%	10202
Apr-12	3.30%	10330	2.06%	10206	0.44%	10044
May-12	-1.20%	9880	-4.20%	9580	-6.21%	9379
Jun-12	0.70%	10070	-0.23%	9977	-1.53%	9847
Jul-12	2.40%	10240	1.28%	10128	-2.89%	9711
Aug-12	3.20%	10320	3.48%	10348	0.35%	10035
Sep-12	5.90%	10590	6.15%	10615	3.65%	10365
Oct-12	3.90%	10390	4.26%	10426	1.40%	10140
Nov-12	6.00%	10600	4.75%	10475	1.94%	10194
Dec-12	10.30%	11030	5.68%	10568	5.57%	10557

This information represents past performance of Investor Shares of the FAM Small Cap Fund and is not indicative of future results.  The investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Average Annual Total Returns as of December 31, 2012

Life of Fund

(3/1/2012)

FAM Small Cap Fund

10.30%

Investor Shares

Russell 2000 Index

5.57%

S&P 500 Index

5.77%

The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FAM Small Cap Fund — Portfolio Data (Unaudited)
December 31, 2012

TOP TEN HOLDINGS		COMPOSITION OF TOTAL INVESTMENTS
(% of Total Investments)		Money Market Fund	18.0%
Fabrinet	6.7%	Banking	9.7%
Amerisafe, Inc.	5.7%	Electronic Manufacturing	6.7%
Biglari Holdings Inc.	5.6%	Property and Casualty Insurance	5.7%
Evolution Petroleum Corp.	5.5%	Diversified Holding Company	5.6%
John Bean Technologies Corp.	5.5%	Oil & Gas Exploration	5.5%
Westwood Holdings Group	5.1%	Industrial Machinery	5.5%
Houston Wire and Cable Company	5.1%	Investment Management	5.1%
Americas Car-Mart Inc.	5.1%	Wholesale Wire & Cable	5.1%
Rofin-Sinar Technology Inc.	4.5%	Retail - Auto	5.0%
U.S. Ecology, Inc.	4.3%	Laser Systems/Component	4.5%
		Hazardous Waste Disposal	4.2%
		Transportation	4.2%
		Commercial Services	4.2%
		Services - Data Processing	3.9%
		Medical Information	2.2%
		Computer Software	2.2%
		Other	2.7%

Statement  Regarding  Availability  of  Quarterly  Portfolio  Schedule.   Please  note  that  (i)  the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q; (ii) the Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov; (iii) the Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and (iv) the Fund makes the information on Form N-Q available to shareholders, upon request, by calling FAM Funds at 1-800-932-3271.

FAM Small Cap Fund — Statement of Investments

December 31, 2012

SHARES

VALUE

COMMON STOCKS (82.0%)

Banking (9.7%)

Home Bancshares, Inc.

  •   holding company for the Centennial Bank that provides various com-

mercial and retail banking and related financial products and services

18,500

$     610,870

to businesses, real estate developers, individuals and municipalities

Pinnacle Financial Partners, Inc.*

  •   holding company for Pinnacle National Bank that provides commercial banking services to individuals, small to mid-size businesses and profes-

26,500

499,260

sional entities

SCBT Financial Corporation

  •   provides banking services to individual and corporate customers in the

13,300

534,394

Carolinas

1,644,524

Commercial Services (4.2%)

McGrath RentCorp

  •   modular building and electronic test equipment rentals, subsidiary

24,500

710,990

classroom manufacturing

Computer Software & Services (2.2%)

Websense, Inc.*

  •   provides solutions to protect an organization’s data and users from cyber-threats, malware attacks, information leaks, legal liability, and

24,750

372,240

productivity loss

Diversified Holding Company (5.6%)

Biglari Holdings Inc.*

  •   engages in the ownership, development, operation, and franchising of

2,460

959,449

restaurants

Electronic Manufacturing (6.7%)

Fabrinet*

  •   provides precision optical, electro-mechanical, and electronic manufac-

86,250

1,133,325

turing services

Food Products (1.2%)

Inventure Foods, Inc.*

  •   manufactures and markets healthy/natural and indulgent

31,092

201,787

specialty snack food product

See Notes to Financial Statements

FAM Small Cap Fund — Statement of Investments continued

December 31, 2012

SHARES

VALUE

Hazardous Waste Disposal (4.2%)

U.S. Ecology, Inc.

  •   provides radioactive, pcb, hazardous and non-hazardous waste services

30,800

$

725,032

to commercial and government customers

Industrial Machinery (5.5%)

John Bean Technologies Corporation

  •   provides technology solutions for the food processing and air

53,000

941,810

transportation industries

Investment Management (5.1%)

Westwood Holdings Group Inc.

  •   manages investment assets and provides services for its clients

21,102

863,072

Laser Systems/Components (4.5%)

Rofin-Sinar Technology Inc.*

  •   engages in the design, development, engineering,

35,050

759,884

manufacturing, and marketing of laser-based products

Medical Information Systems (2.2%)

Medidata Solutions, Inc.*

  •   provides software-as-a-service based clinical development

9,680

379,359

solutions for life science organizations

Oil & Gas Exploration (5.5%)

Evolution Petroleum Corp.*

  •   engages in the acquisition, exploitation, and development of properties

116,000

943,080

for the production of crude oil and natural gas

Property and Casualty Insurance (5.7%)

Amerisafe, Inc.*

  •   insurance holding company that markets and underwrites workers’

35,500

967,375

compensation and general liability insurance

Retail - Automobile (5.0%)

America’s Car-Mart Inc.*

  •   operates as an automotive retailer

21,250

861,050

Retail - Department Stores (1.5%)

Gordman Stores Inc.*

  •   operates department stores selling apparel, footwear, home fashions

17,000

255,340

products, and accessories including fragrances

See Notes to Financial Statements

FAM Small Cap Fund — Statement of Investments continued

December 31, 2012

SHARES

VALUE

Services - Data Processing (3.9%)

Cass Information Systems Inc

  •   provides payment and information processing services to

15,675

$

661,485

manufacturing, distribution, and retail enterprises

Transportation (4.2%)

Patriot Transporation Holding Inc.*

  •   engages in the transportation and real estate businesses

25,250

717,858

Wholesale Wire & Cable (5.1%)

Houston Wire and Cable Company

  •  distributor of wire and cable products in the USA

70,297

862,544

Total Common Stocks (Cost $12,671,841)

$ 13,960,204

TEMPORARY INVESTMENTS (18.0%)

Money Market Fund (18.0%)

Invesco Short Term Treasury Fund (Institutional Class)

(0.02%)**

3,057,856

3,057,856

Total Temporary Investments (Cost $3,057,856)

$    3,057,856

Total Investments (Cost $15,729,697)

$ 17,018,060

* Non-income producing securities

** The rate shown represents the effective yield at 12/31/12

See Notes to Financial Statements

FAM Funds — Statement of Assets and Liabilities

December 31, 2012

Assets

Value Fund

Equity-Income

Fund

Small Cap Fund

Investments in securities at value (Cost $396,230,490;

$83, 699,946; and $15,729,697, respectively)

$733,169,175

$112,989,156

$17,018,060

Cash

199,319

29,814

51,967

Dividends and interest receivable

71,199

108,389

37

Receivable for fund shares purchased

9,568

21

10,000

Receivable from investment manager

—

—

82,120

Deferred offering costs

—

—

8,162

Total Assets

733,449,261

113,127,380

17,170,346

Liabilities

Accrued investment advisory fee

627,717

95,830

69,565

Accrued shareholder servicing andadministrative fees

88,168

13,411

1,942

Accrued trustee fees

8,400

8,400

8,400

Accrued expenses

131,384

61,119

56,188

Payable for investment securities purchased

—

—

193,070

Payable for fund shares redeemed

610,520

8,374

—

Total Liabilities

1,466,189

187,134

329,165

Net Assets

Net capital paid in on shares of beneficial interest

395,044,387

83,651,036

15,552,818

Net unrealized appreciation

336,938,685

29,289,210

1,288,363

Net Assets

$731,983,072

$112,940,246

$16,841,181

Investor Class Shares

Based on net assets of

$731,983,072

$112,940,246

$16,841,181

Fund shares outstanding

14,975,815

5,623,960

1,526,954

Net Asset Value, Offering and Redemption Price per

share (unlimited shares of beneficial interest authorized at

$.001 par value)

$48.88

$20.08

$11.03

See Notes to Financial Statements

FAM Funds — Statement of Operations

Year Ended December 31, 2012

Value Fund    Equity-Income Fund     Small Cap Fund*

INVESTMENT INCOME

Income

Dividends

$   9,913,684

$    3,362,029

$      93,586

Interest

13,096

2,620

540

Total Investment Income

9,926,780

3,364,649

94,126

Expenses

Investment advisory fee (Note 2)

7,394,978

1,355,510

104,225

Administrative fee (Note 2)

628,411

115,218

8,859

Shareholder servicing and related

expenses (Note 2)

427,404

65,072

6,340

Printing and mailing

88,671

27,519

7,087

Professional fees

126,516

46,248

17,686

Registration fees

41,696

52,552

6,269

Custodial fees

88,057

21,896

5,093

Trustee’s fees

44,947

44,947

33,279

Officer’s fees (Note 2)

32,950

32,950

22,649

Distribution and Service fees - Advisor

Class Shares (Note 2)

24,611

9,287

—

Offering Costs

—

—

43,251

Other

58,173

12,187

37,798

Total Expenses

8,956,414

1,783,386

292,536

Less: Investment advisory fee and

other expenses waived or assumed by

advisor (Note 2)

—

—

(139,578)

Less: Expenses paid indirectly (Note 3)

(804)

(123)

(11)

Net Expenses

8,955,610

1,783,263

152,947

Net Investment Income/(Loss)

$

971,170

$   1,581,386

$    (58,821)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain on investments

$19,357,803

$  6,082,242

$      55,782

Net change in unrealized appreciation of

investments

58,760,401

6,351,910

1,288,363

Net Realized and Unrealized Gain on

Investments

78,118,204

12,434,152

1,344,145

NET INCREASE IN NET ASSETS FROM OPERATIONS     $79,089,374

$14,015,538

$1,285,324

*Small Cap Fund inception 3/1/12

See Notes to Financial Statements

FAM Funds — Statement of Changes in Net Assets

Periods Ended December 31, 2012 and 2011

Value Fund

2012

2011

CHANGE IN NET ASSETS

FROM OPERATIONS:

Net investment income/(loss)

$

971,170

$      (755,725)

Net realized gain on investments

19,357,803

15,104

Unrealized appreciation/depreciation of investments

58,760,401

(2,307,084)

Net Increase in Net Assets From Operations

79,089,374

(3,047,705)

DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income

Investor Class

(971,662)

(19,356)

Advisor Class*

—

—

Net realized gain on investments

Investor Class

(19,357,670)

(31,280)

Advisor Class*

—

(182)

Return of capital distributions

(82,944)

—

TRANSACTIONS IN SHARES OF

BENEFICIAL INTEREST (NOTE 4)

(29,099,975)

(36,246,659)

Total Increase/Decrease in Net Assets

29,577,123

(39,345,182)

NET ASSETS:

Beginning of Period

$702,405,949

$741,751,131

End of Year Period**

$731,983,072

$702,405,949

    *Advisor Share Class was terminated on 8/31/2012.  On that date all outstanding Advisor Class Shares were converted to Investor Class Shares.

**Includes undistributed net investment income/(loss) of $0, $0, $0, $10,472 and $0, respectively

See Notes to Financial Statements

FAM Funds — Statement of Changes in Net Assets

Periods Ended December 31, 2012 and 2011

Equity-Income Fund

Small Cap Fund*

2012

2011

2012

$1,581,386

$    1,413,762

$

(58,821)

6,082,242

864,340

55,782

6,351,910

4,243,746

1,288,363

14,015,538

6,521,848

1,285,324

(1,590,250)

(1,405,099)

—

(1,914)

(7,439)

—

(6,047,523)

—

—

—

—

—

(144,220)

—

—

(20,566,199)

34,716,192

15,555,857

(14,334,568)

39,825,502

16,841,181

$127,274,814

$  87,449,312

—

$112,940,246

$127,274,814

$16,841,181

*Small Cap Fund  inception 3/1/12

See Notes to Financial Statements

FAM Funds - Notes to Financial Statements

Note 1  Nature of Business and Summary of Significant Accounting Policies

FAM Value Fund, FAM Equity-Income Fund and FAM Small Cap Fund are each a Series of Fenimore Asset Management Trust, a diversified, open-end management investment company registered under the Investment Company Act of 1940. Each Fund offers a single class of shares which have been designated as Investor Class Shares.  The investment objective of the FAM Value Fund is to maximize long-term return on capital.  The investment objective of the FAM Equity-Income Fund is to provide current income and long term capital appreciation from investing primarily in income-producing equity securities.  The investment objective of the FAM Small Cap Fund is to maximize long-term return on capital.

The following is a summary of each Series’ significant accounting policies, which are in accordance with accounting principles generally accepted in the United States of America (“GAAP”),  followed by the Funds in the preparation of their financial statements.

a)    Valuation of Securities

Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates value. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees. Investments in Invesco Short Term Treasury Fund are valued at that fund’s net asset value.

GAAP establishes a three-tier framework for measuring fair value based on a hierarchy of inputs.  The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs).  These inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for identical securities in inactive markets and quoted prices for similar securities)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FAM Funds - Notes to Financial Statements

The following is a summary of the inputs used to value each Series’ net assets as of December 31, 2012:

Level 1

Common Stocks

$691,796,510

Temporary Investments

$  41,372,665

Total Investments in Securities

$733,169,175

Level 1

Common Stocks

$107,774,714

Preferred Stocks

$    1,365,142

Temporary Investments

$    3,849,300

Total Investments in Securities

$112,989,156

Level 1

Common Stocks

$  13,960,204

Temporary Investments

$     3,057,856

Total Investments in Securities

$  17,018,060

During the year ended December 31, 2012 there were no Level 2 or 3 inputs used to value the Funds’ net assets.  Refer to the Statement of Investments to view securities segregated by industry type.

b)      Federal Income Taxes

It is each Series’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income or excise tax is required.

GAAP requires uncertain tax positions to be recognized, measured, presented and disclosed in the financial statements.  For the year ended December 31, 2012 management has evaluated the tax positions taken or expected to be taken in the course

FAM Funds - Notes to Financial Statements

of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year.  Based on the evaluation, management has determined that no liability for unrecognized tax expense is required.  Tax years 2009 through present remain subject to examination by U.S. and New York taxing authorities.  No examination of the Fund’s tax filings is presently in progress.

c)      Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

d)      Other

Securities transactions are recorded on trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently its net investment income) as an increase to unrealized appreciation/(depreciation) and realized gain/(loss) on investments as necessary once the issuers provide information about the actual composition of the distributions. Distributions  to shareholders are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations and may differ from those determined for financial statement purposes. To the extent these differences are permanent such amounts are reclassified within the capital accounts.

Note 2  Investment Advisory Fees and Other Transactions with Affiliates

Under each Investment Advisory Contract, the Funds pay an investment advisory fee to Fenimore Asset Management, Inc. (the “Advisor”) equal, on an annual basis, to 1% of the Funds average daily net assets. The Advisor has entered into a voluntary agreement with the Funds to reduce the investment advisory fee for the Funds through December 31, 2013 to 0.95% of the Funds’ average daily net assets in excess of $1 billion. No such waiver was required for the year ended December 31, 2012. Thomas Putnam is an officer and trustee of the Funds and also an officer and director of the Advisor.  The Chief

FAM Funds - Notes to Financial Statements

Compliance Officer is an officer of the Funds and compensated by the Funds in the amount of $88,549 as well as an officer of the Advisor and compensated additionally by the Advisor.

The Investment Advisory Contract requires the Advisor to reimburse the Investor Class for its expenses to the extent that such expenses, including the advisory fee, for the fiscal year exceed 2.00% of the average daily net assets. For the year ended December 31, 2012 the Advisor contractually agreed to reimburse the FAM Value Fund for its expenses to the extent such expenses exceeded 1.28% of the average daily net assets of the Investor Class; the FAM Equity-Income Fund for its expenses to the extent such expenses exceeded 1.40% of the average daily net assets of the Investor Class; and the FAM Small Cap Fund for its expenses to the extent such expenses exceed 1.50% of the average daily net assets of the Investor Class.  No such reimbursement was required for the year ended December 31, 2012 for the FAM Value and FAM Equity-Income Fund.  Reimbursement was required in the amount of $139,578 for the year ended December 31, 2012 for the FAM Small Cap Fund.

FAM Shareholder Services, Inc. (“FSS”), a company under common control with the Advisor, serves as shareholder servicing agent and receives a monthly fee of $2.33 per share holder account.  For the year ended December 31, 2012, shareholder servicing agent fees paid to FSS were as follows:

FAM Value Fund

$427,404

FAM Equity-Income Fund

$  65,072

FAM Small Cap Fund

$    6,340

Additionally, FSS serves as the Fund administrative agent and receives an annual fee of 0.085% on the first $750,000,000 of the Funds’ average daily net assets, and 0.075% thereafter.  For the year ended December 31, 2012, the Funds’ administrative fees paid to FSS amounted to:

FAM Value Fund

$628,411

FAM Equity-Income Fund

$115,218

FAM Small Cap Fund

$    8,859

Fenimore Securities, Inc. (“FSI”), a company also under common control with the Advisor, acts as distributor of the Funds’ shares.

Note 3.  Indirect Expenses

The Funds’ custodian bank has also agreed to reduce its fees when the Funds maintain cash on deposit in the non-interest bearing custody account.  For the year ended December 31, 2012, these arrangements reduced the FAM Value Fund custodian fees by $804, FAM Equity-Income Fund custodian fees by $123, and FAM Small Cap Fund custodian fees by $11.

FAM Funds - Notes to Financial Statements

Note 4.  Shares of Beneficial Interest

At December 31, 2012 an unlimited number of $.001 par value shares of beneficial interest were authorized. The Advisor Class of shares, which were terminated effective August 31, 2012, provided that shares redeemed within the first eighteen months of purchase were subject to a 1.00% redemption fee. For the years ended December 31, 2012 and 2011, redemption fees for the FAM Value Fund amounted to $394 and $64, respectively, and the FAM Equity-Income Fund amounted to $0 and $28, respectively, and these fees were credited to paid–in capital. The FAM Small Cap Fund did not offer Advisor Class shares.

Transactions for each Fund are as follows:

FAM Value Fund

Shares

Amount

Shares

Amount

Shares sold

     Investor Class

763,781       $37,441,359

746,774       $ 34,286,768

     Advisor Class

729

33,984

1,337

56,741

Shares issued on reinvest-

ment of distributions

     Investor Class

410,952

19,857,175

1,085

49,222

     Advisor Class

—

—

4

171

Shares redeemed

     Investor Class

(1,672,212)     (82,009,909)

(1,534,944)      (69,950,423)

     Advisor Class

(90,728)

(4,422,584)

(15,665)

(689,138)

Net Decrease from Investor

Class Share Transactions

(497,479)      $(24,711,375)

(787,085)     $(35,614,433)

Net Decrease from Advisor

Class Share Transactions

(89,999)      $(4,388,600)

(14,324)     $     (632,226)

FAM Funds - Notes to Financial Statements

FAM Equity-Income Fund

Shares

Amount

Shares

Amount

Shares sold

     Investor Class

4,705,497      $95,082,351

2,303,354       $43,756,503

     Advisor Class

891

17,453

640

11,151

Shares issued on reinvest-

ment of distributions

     Investor Class

377,602

7,519,150

70,384

1,322,092

     Advisor Class

81

1,662

361

6,701

Shares redeemed

     Investor Class

(5,948,559)     (121,533,579)

(540,888)      (10,100,694)

     Advisor Class

(75,953)

(1,653,237)

(14,956)

(279,561)

Net Increase/Decrease from In-

vestor Class Share Transactions

(865,460)     $(18,932,077)

1,832,850

$34,977,901

Net Decrease from Advisor

Class Share Transactions

(74,981)

$(1,634,122)

(13,955)

$(261,709)

FAM Small Cap Fund*

Shares

Amount

Shares sold

     Investor Class

1,593,844

$16,226,902

Shares issued on reinvest-

ment of distributions

     Investor Class

—

—

Shares redeemed

     Investor Class

(66,890)

(671,045)

Net Increase from Investor

Class Share Transactions

1,526,954

$15,555,857

*FAM Small Cap Inception date 3/1/12

FAM Funds - Notes to Financial Statements

Note 5.  Investment Transactions

During the year ended December 31, 2012, purchases and sales of investment securities, other than short-term obligations were:

Purchases

Sales

FAM Value Fund

$29,829,687

$68,171,045

FAM Equity-Income Fund

$52,618,034

$68,919,002

FAM Small Cap Fund*

$13,376,730

$

760,533

*During the period, the Advisor made a voluntary contribution to the FAM Small Cap Fund in the amount of $5,649 in order to reimburse the Fund in connection with a portfolio transaction that was placed but did not settle.

The cost of securities for federal income tax purposes is the same as shown in the statement of investments.

Note 6.  Income Taxes and Distributions to Shareholders

The components of accumulated income/(losses) on a tax basis at December 31, 2012 (the Funds’ most recent tax year end) were as follows:

Undistributed

Undistributed

Unrealized

ordinary income

long-term gain

Appreciation

FAM Value Fund

$—

$—

$336,938,685

FAM Equity-Income Fund

$—

$—

$  29,385,938

FAM Small Cap Fund*

$—

$—

$     1,288,363

*Inception date 3/1/12

FAM Funds - Notes to Financial Statements

The aggregate gross unrealized appreciation and depreciation of portfolio securities at December 31, 2012, based on cost for federal income tax purposes, was as follows:

FAM Value Fund

Unrealized appreciation

$344,496,988

Unrealized depreciation

(7,558,303)

Net unrealized appreciation

$336,938,685

FAM Equity-Income Fund

Unrealized appreciation

$   30,726,258

Unrealized depreciation

(1,440,320)

Net unrealized appreciation

$   29,285,938

FAM Small Cap Fund

Unrealized appreciation

$     1,509,780

Unrealized depreciation

(221,417)

Net unrealized depreciation

$    1,288,363

The tax composition of dividends and distributions paid to shareholders for the years ended December 31, 2012 and 2011:

FAM Value Fund

2012

2011

Ordinary income

$

971,662

$      19,578

Long-term capital gain

19,357,670

31,240

Return of capital

82,944

—

$20,412,276

$      50,818

FAM Equity-Income Fund

2012

2011

Ordinary income

$  3,595,354

$1,412,538

Long-term capital gain

4,044,333

—

Return of capital

144,220

—

$   7,783,907

$1,412,538

FAM Funds - Notes to Financial Statements

Permanent book and tax differences, primarily attributable to treatment of distributions and the netting of short-term gains and net investment loss, resulted in reclassification for the period ended December 31, 2012 for the Funds as follows:

Undistributed

Accumulated Net

Net Investment

Realized Gain on

Paid in Capital

Income

Investments

FAM Value Fund

$

—

$     492

$      (492)

FAM Equity-Income Fund

$

—

$     306

$      (306)

FAM Small Cap Fund*

$(3,039)

$58,821

$ (55,782)

These reclassifications had no impact on the net assets or net asset values per share of the Funds.

Note 7.  Line of Credit

The FAM Value Fund, Equity-Income Fund, and Small Cap Fund each has a line of credit up to 33 1/3% of its net assets with a maximum of $125,000,000, $20,000,000, and $3,000,000, respectively.

Borrowings under the agreement bear interest at the prime rate as announced by the lending bank.  The line of credit is available until December 1, 2013, when any advances are to be repaid.  During the year ended December 31, 2012, no amounts were drawn from the available lines.

Note 8.  Commitments and Contingencies

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that might be made against the Funds that have not yet occurred.  However, based on the experience of the Advisor, the Funds expect the risk of loss to be remote.

Note 9.  Subsequent Events

Management has evaluated subsequent events through the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

FAM Funds - Notes to Financial Statements

Note 10.  Financial Highlights

FAM Value Fund

(Investor Class)

Years Ended December 31

Per share information

2012

2011

2010

2009

2008

(For a share outstanding throughout the year)

Net asset value, beginning of year

$45.15

$45.34

$39.32

$32.22

$45.42

Income/Loss from investment operations:

Net investment income/(loss)†

0.06

(0.04)

0.09

0.05

0.18

Net realized and unrealized

gain/(loss) on investments

5.07

(0.15)

6.61

7.10

(13.21)

Total from investment operations

5.13

(0.19)

6.70

7.15

(13.03)

Less distributions:

Dividends from net investment income

(0.07)

—*

(0.09)

(0.05)

(0.17)

Distributions from net realized gains

(1.32)

—*

(0.59)

—

—*

Return of capital

(0.01)

—

—

—

—*

Total distributions

(1.40)

—*

(0.68)

(0.05)

(0.17)

Change in net asset value for the year

3.73

(0.19)

6.02

7.10

(13.20)

Net asset value, end of year

$48.88

$45.15

$45.34

$39.32

$32.22

Total Return

11.39%

(0.41)%

17.02%

22.18%      (28.68)%

Ratios/supplemental data

Net assets, end of year (000)

$731,983

$698,546       $737,211     $659,621      $592,504

Ratios to average net assets of:

Expenses

1.21%

1.22%

1.23%

1.26%

1.24%

Net investment income/(loss)

0.13%

(0.10)%

0.21%

0.14%

0.44%

Portfolio turnover rate

4.41%

7.78%

5.08%

7.55%

12.60%

†Based on average shares outstanding.

*Per share amount is less than $0.005.

FAM Funds - Notes to Financial Statements

Note 10.  Financial Highlights

FAM Equity-Income Fund

Years Ended December 31

(Investor Class)

Per share information

(For a share outstanding throughout the year)

2012

2011

2010

2009

2008

Net asset value, beginning of year

$19.39

$18.43

$16.02

$13.34

$19.09

Income/Loss from investment operations:

Net investment income†

0.24

0.29

0.36

0.17

0.23

Net realized and unrealized

gain/(loss) on investments

1.88

0.95

2.41

2.68

(5.73)

Total from investment operations

2.12

1.24

2.77

2.85

(5.50)

Less distributions:

Dividends from net investment income

(0.26)

(0.28)

(0.36)

(0.17)

(0.23)

Distributions from net realized gains

(1.14)

—

—

—

—*

Return of capital

(0.03)

—

—

—

(0.02)

Total distributions

(1.43)

(0.28)

(0.36)

(0.17)

(0.25)

Change in net asset value for the year

0.69

0.96

2.41

2.68

(5.75)

Net asset value, end of year

$20.08

$19.39

$18.43

$16.02

$13.34

Total Return

11.02%

6.79%

17.47%

21.43%     (29.04)%

Ratios/supplemental data

Net assets, end of year (000)

$112,940

$125,832

$85,824

$76,096

$68,096

Ratios to average net assets of:

Before waivers:

Expenses

1.31%

1.40%

1.41%

1.47%

1.41%

Net investment income

1.17%

1.57%

2.10%

1.11%

1.33%

After waivers:

Expenses

1.31%

1.40%

1.40%

1.40%

1.40%

Net investment income

1.17%

1.57%

2.11%

1.18%

1.34%

Portfolio turnover rate

43.1%

17.96%

13.38%

10.51%

17.58%

† Based on average shares outstanding.

* Per share amount is less than $0.005.

FAM Funds - Notes to Financial Statements

Note 10.  Financial Highlights

FAM Small Cap Fund*

(Investor Class)

Per share information

2012

(For a share outstanding throughout the period)

Net asset value, beginning of period

$10.00

Income/Loss from investment operations:

Net investment loss†

(0.04)

Net realized and unrealized

gain on investments

1.07

Total from investment operations

1.03

Less distributions:

Dividends from net investment income

—

Distributions from net realized gains

—

Return of capital

—

Total distributions

—

Change in net asset value for the period

1.03

Net asset value, end of period

$11.03

Total Return

10.30%**(a)

Ratios/supplemental data

Net assets, end of year (000)

$16,841

Ratios to average net assets of:

Before waivers:

Expenses

2.79%***

Net investment income/(loss)

(1.89)%***

After waivers:

Expenses

1.46%***

Net investment income/(loss)

(0.56)%***

Portfolio turnover rate

7.59%**

† Based on average shares outstanding.

* Small Cap Fund inception 3/1/12

** Not Annualized

*** Annualized

(a) Total return includes the effect of a voluntary contribution by the Advisor of $5,649.  Absent this contribution, total return would have been 10.26% See Note 5 to the Notes to Financial Statements.

FAM Funds  — Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fenimore Asset Management Trust and the Shareholders of FAM Value Fund, FAM Equity-Income Fund and FAM Small Cap Fund

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of FAM Value Fund and FAM Equity-Income Fund, each a series of shares of beneficial interest of Fenimore Asset Management Trust, as of December 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. We have also audited the accompanying statement of assets and liabilities of FAM Small Cap Fund, a series of shares of beneficial interest of Fenimore Asset Management Trust, including the statement of investments, as of December 31, 2012, and the related statements of operations and changes in net assets and the financial highlights for the period March 1, 2012 (commencement of operations) through December 31, 2012. These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of FAM Value Fund, FAM Equity-Income Fund and FAM Small Cap Fund, as of December 31, 2012, the results of their operations for the year or period then ended, and the changes in their net assets and their financial highlights for each of the years or periods presented in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

February 11, 2013

FAM Funds (Unaudited)

Board  Consideration  of  the  Continuation  of  the  Investment  Advisory  Agreements  for the Funds

In accordance with the Investment Company Act of 1940, the Board of Trustees of the Funds is required, on an annual basis, to consider the continuation of the Investment Advisory Agreements (the “Agreements”) with the Advisor, and this must take place at an in-person meeting of the Board. The relevant provisions of the Investment Company Act of 1940 specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow them to properly consider the continuation of the Agreements, and it is the duty of the Advisor to furnish the Trustees with such information that is responsive to their request.

Accordingly, in determining whether to renew each of the Agreements between the Value Fund and the Equity-Income Fund (the “Existing Funds”) and the Advisor, as well as the Agreement between the Small Cap Fund (the “New Fund”) and the Advisor, the Board of Trustees requested, and the Advisor provided, information and data relevant to the Board’s consideration. This included materials prepared by the Advisor and materials prepared by an independent mutual fund industry consulting firm that produced materials specifically for the Board that provided them with information regarding the investment performance of the Funds and information regarding the fees and expenses of the Funds, compared to other similar mutual funds.  As part of its deliberations, the Board also considered and relied upon the information about the Funds and the Advisor that had been provided to them throughout the year in connection with their regular Board meetings at which they engage in the ongoing oversight of the Funds and their operations.

The Board engaged in a thorough review process to determine whether or not to continue the Agreements with the Advisor.  After receiving the materials they had requested to assist them with their review, the Board had a preliminary meeting by conference call on November 7, 2012, with representatives of the Advisor in order to discuss the proposed continuation of the Agreements and to review the materials that had been presented.  The Board then requested certain additional information which the Advisor provided and the Board also met separately on November 12, 2012, and then with representatives of the Advisor on two occasions on November 12 and 13, 2012, prior to their required in-person meeting in order to further consider and discuss the proposed continuation of the Agreements.

The Board then met to consider the continuation of the Agreements at an in-person meeting of the Board held on November 13, 2012.  Among the factors the Board considered was the overall performance of the Existing Funds relative to the performance of other similar mutual funds on a long-term basis (five years and longer) and over shorter time periods (less than five years).  In connection with its review of the performance results achieved for the Existing Funds, the Board discussed with management the fact that the Advisor maintains

FAM Funds (Unaudited)

a particular focus on long-term investment performance results and they reviewed the reasons why this may, from time to time, cause the longer-term performance results and the shorter-term performance results to under-perform when compared to other funds for similar time periods.  In connection with this, the Board took note of management’s stated position that achieving favorable long-term investment results is a primary objective of the firm.  The Board also considered and discussed with the Advisor their focus on “value investing” which may result in short-term performance that lags the performance results achieved by other managers, especially those managers that emphasize other types of investment strategies, such as “growth investing”.  The Board also took into consideration the Advisor’s stated objective of attaining investment results with less risk and less volatility than other funds.  The Board determined that it was beneficial to shareholders that the Advisor has continued to invest on behalf of the Funds in a manner that is consistent with its long-term investment objectives due to the fact that the Advisor has been able to achieve favorable long-term performance results for the Existing Funds and when performance is adjusted for risk, it shows even more favorable results.

With respect to the New Fund, the Board considered performance information for the Fund since its inception on March 1, 2012, as well as performance information regarding a private investment fund managed by the Advisor since September 30, 2008 that has substantially similar investment objectives, policies and strategies as those of the New Fund and they took into consideration the performance of the private fund as compared to that of the New Fund’s primary benchmark index as well as compared to other similar mutual funds.

The Board also took note of the long-term relationship between the Advisor and the Existing Funds and the efforts that have been undertaken by the Advisor to foster the growth and development of the Existing Funds since the inception of each of the Existing Funds.  In connection with this, the Board took note of the fact that Thomas Putnam, the Chairman and founder of the Advisor and the co-manager of each of the Existing Funds, has been advising each of the Funds since their inception, during which time the Existing Funds have experienced favorable long-term investment results on a comparative basis.  The Board also noted that the Advisor has continued to retain and develop additional portfolio managers and investment analysts to work with Mr. Putnam in an effort to provide for the continued long-term management and oversight of the Funds and their portfolios.

In addition, the Board compared expenses of each Existing Fund to the expenses of other similar mutual funds, noting that the expenses for each of the Funds compare favorably with industry averages for other funds of similar size and investment objective. With respect to the New Fund, the Board considered the net expenses of the New Fund after the imposition of expense limitations by the Advisor that are intended to limit the amount of the total operating expenses of the New Fund.  They noted the range of investment

FAM Funds (Unaudited)

advisory and administrative services provided by the Advisor and its affiliates to the Funds and the level and quality of these services, and in particular, they considered the quality of the personnel providing these services noting that they were of a high caliber.

The Board considered that the Funds receive administrative and accounting services from an affiliate of the Advisor, FAM Shareholder Services, Inc. (“FSS”), and the Board reviewed the fees paid to FSS and the services provided to the Funds and their shareholders by FSS during the past year and determined that the fees were fair and reasonable and that the services provided are useful and beneficial to the ongoing operations of the Funds given that the services provided by FSS are separate and distinct services apart from the investment advisory services provided to the Funds by the Advisor.  The Board also considered that the Funds are distributed by an affiliate of the Advisor, Fenimore Securities, Inc., (“FSI”), and the Board reviewed the distribution-related services provided by FSI and they determined that the distribution services provided by FSI are useful and beneficial to the ongoing operations of the Funds. The Board also reviewed financial information concerning the Advisor and its affiliates relating to the operation of the Funds, noting the overall profitability of the relationship with the Funds to the Advisor and the financial soundness of the Advisor and its affiliates as demonstrated by the financial information provided.  The Board also took note of the fact that the Advisor bears the costs associated with the Funds’ participation in various “mutual fund supermarket” programs out of its own resources, noting that this is beneficial to the Funds because it allows them to be held by a wide array of shareholders in a convenient manner.  The Board also considered the extent to which the Advisor uses its own resources to support sales and marketing efforts on behalf of the Funds.  In reviewing the profitability of the Advisor relating to its management of the Funds, the Board reviewed the level of profitability taking into consideration these various marketing expenses that are borne directly by the Advisor and they considered the level of profitability both before and after the impact of these marketing costs.

The Board reviewed the Advisor’s brokerage practices and best-execution procedures, and noted that these were reasonable and consistent with standard industry practice. In connection with this review, the Board considered the fact that the Advisor does not have any express arrangements in place with respect to “soft dollar” arrangements with brokers or other similar parties relating to the direct use of Fund brokerage commissions to obtain research or execution services. With respect to the Advisor’s brokerage practices, the Board also took into consideration the fact that the Advisor has maintained low portfolio turnover rates for the Funds that are substantially lower than industry averages for equity-type funds, which the Board determined is beneficial to shareholders due to the reduced brokerage expenses that are attributable to low portfolio turnover rates.

FAM Funds (Unaudited)

The Board also considered information regarding the fees that the Advisor charges other clients, including privately managed accounts and a privately offered investment fund, for investment advisory services that are similar to the advisory services provided to the Funds and noted that the Funds’ fees were reasonable when compared to the relevant circumstances of the types of accounts involved and the services provided.

In connection with the Board’s consideration of the ways in which economies of scale are reflected with respect to the Agreements, the Board took note of the fact that the Advisor has maintained voluntary expense limitation arrangements with the Funds pursuant to which the investment advisory fees payable to the Advisor by each of the Funds is reduced on assets in excess of $1 billion from the stated contractual rate of 1.00% of the average daily net assets of each respective Fund to 0.95% of the average daily net assets of those assets in each Fund in excess of $1 billion, and it was further noted by the Board that the Advisor had agreed to extend the term of the voluntary expense limitation agreements for the one-year period from January 1, 2013 through December 31, 2013. This voluntary limitation on the amount of the investment advisory fees payable under the Agreements is in addition to the contractual arrangement in place with respect to each of the Funds pursuant to which the Advisor has previously agreed to limit the total operating expenses of each of the Funds and is reviewed by the Board each year in connection with the further continuation of the Agreements.  The Board discussed with the Advisor the nature and extent of the current expense limitation arrangements that are applicable to the Funds and it was determined that it was advisable to continue to maintain these expense limitation arrangements at their current levels.

In reaching their conclusion with respect to the continuation of the Agreements, the Trustees did not identify any one single factor as being controlling, rather, the Board took note of a combination of factors that influenced their decision making process. The Board did, however, identify the overall favorable investment performance of the Existing Funds on a long-term basis, performance of the New Fund since its inception as well as the performance of the Advisor’s private investment having substantially similar investment objectives, policies and strategies as the New Fund, the commitment of the Advisor to the successful operation of the Funds, and the level of expenses of the Funds, as well as the Advisor’s willingness to enter into agreements to reduce the overall operating expenses of the Funds and the investment advisory fees payable by the Funds, as being important elements of their consideration.  Based upon their review and consideration of these factors and other matters deemed relevant by the Board in reaching an informed business judgment, the Board of Trustees, including all of the Independent Trustees, unanimously concluded that the terms of the Investment Advisory Agreements are fair and reasonable and the Board voted to renew the Agreements for an additional one-year period, subject to the applicable limitations on the total operating expenses of the Funds and the investment advisory fees payable by the Funds as considered and approved at the meeting.

FAM Funds — Information About Trustees and Officers (Unaudited)

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Trustees.  Information pertaining to the Trustees and Officers of the Funds is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon requst by calling the Fund at 1-800-932-3271.

Independent Trustees**

Name, Address, and Age	Position(s) Held With Fund and Length of Time Served#	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years

Fred “Chico” Lager

Trustee since     Business Consultant;

3

None

384 North Grand St.

1996

Retired President and

Cobleskill, NY 12043

Chief Executive Officer

Age:  58

of Ben & Jerry’s Home-

made, Inc.

John J. McCormack, Jr.     Trustee since     Retired Group President,

3

None

384 North Grand St.

2004; Chair-      TIAA-Cref

Cobleskill, NY 12043

man since

Enterprises

Age:  68

2007

Barbara V. Weidlich

Trustee since     Retired President,

3

None

384 North Grand St.

2004

National Investment

Cobleskill, NY 12043

Company Service

Age:  68

Association

Kevin J. McCoy, CPA

Trustee since     Principal, Marvin and

3

None

384 North Grand St.

2007

Company, P.C.,

Cobleskill, NY 12043

certified public

Age:  60

accounting firm

Paul A. Keller, CPA

Retired Assurance

384 North Grand St.

Trustee since     Partner, Pricewater-

Cobleskill, NY 12043

2010

houseCoopers, LLP

3

None

Age:  58

Investment Manage-

ment Services Group

Donald J. Boetler

Trustee since     Retired Vice President of

3

None

384 North Grand St.

2012

Operations & Continuing

Cobleskill, NY 12043

Education,Investment

Age:  64

Company Institute

FAM Funds — Information About Trustees and Officers (Unaudited)

Independent Trustees and Officers ***

Name, Address, and Age	Position(s) Held With Fund and Length of Time Served#	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years

Thomas O. Putnam****     President since      Chairman, Fenimore

3

None

384 North Grand St.

1986; Chairman    Asset Management, Inc.

Cobleskill, NY  12043

from 1986-

Age:  68

November

2004

Joseph A. Bucci

Secretary and

Chief Financial Officer,

N/A

N/A

384 North Grand St.      Treasurer since     Fenimore Asset

Cobleskill, NY  12043     2000

Management, Inc.

Age:  59

Charles Richter, Esq.     Chief Compliance      March 2005 to Present,

N/A

N/A

384 North Grand St.      Officer and

Chief Compliance

Cobleskill, NY  12043     Anti-Money

Officer, Fenimore Asset

Age:  56

Laundering

Management Trust.

Compliance

November 2004 to

Officer since

Present, Chief Compliance

2005

Officer, Fenimore Asset

Management, Inc.,

Fenimore Securities, Inc.

     # Trustees serve until their successors are elected and qualified, or until the Trustee dies, resigns or is removed, or becomes incapacitated.

   *”Fund Complex” includes the three series of the Trust, FAM Value Fund, FAM Equity-Income Fund and FAM Small Cap Fund.

**The “Independent Trustees” are those Trustees that are not considered “interested persons” of the Trust, as that term is defined in the 1940 Act.

    ***Mr. Putnam, by virtue of his employment with Fenimore Asset Management, Inc., the Trust’s investment advisor is considered an “interested person” of the Trust.

****Mr. Putnam was Chairman of the Board through October 2004.

FAM Funds — Supplemental Information (Unaudited)

Statement Regarding Availability of Proxy Voting Policies and Procedures.

Please note that a description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling FAM Funds at 1-800-932-3271; (ii) and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Statement Regarding Availability of Proxy Voting Record.

Please note that information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling FAM Funds at 1-800-932-3271; or on the FAM Fund’s Website at http://famfunds.com (ii) and on the Securities and Exchange Commission’s website at http://www.sec.gov.

SPECIAL SPECIAL 2012 TAX INFORMATION FOR FAM FUNDS

This information for the fiscal year ended December 31, 2012, is included pursuant to provisions of the Internal Revenue Code.

The  Value  Fund  distributed  $19,357,670,  or  the  maximum  amount  available,  as  capital  gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

The Equity-Income Fund distributed $4,044,333, or the maximum amount available, as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

The  Small  Cap  Fund  distributed  $0,  or  the  maximum  amount  available,  as  capital  gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

For Value Fund taxable non-corporate shareholders, 92.14% of the Fund’s income represents qualified dividend income subject to the 15% rate category.

For  Equity-Income  Fund  taxable  non-corporate  shareholders,  91.87%  of  the  Fund’s  income represents qualified dividend income subject to the 15% rate category.

For Small Cap Fund taxable non-corporate shareholders, 100% of the Fund’s income represents qualified dividend income subject to the 15% rate category.

For Value Fund corporate shareholders, 92.14% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

For  Equity-Income  Fund  corporate  shareholders,  91.87%  of  investment  income  (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

For  Small  Cap  Fund  corporate  shareholders,  100%  of  investment  income  (dividend  income  plus short-term gains, if any) qualifies for the dividends-received deduction.

See Notes to Financial Statements

Investment Advisor

Fenimore Asset

Management, Inc.

Cobleskill, NY

Custodian

U.S. Bank, N.A.

Cincinnati, OH

Independent Registered

Public Accounting Firm

BBD, LLP

Philadelphia, PA

Trustees

Donald J. Boteler

Paul Keller, CPA

Fred “Chico” Lager

John J. McCormack, Jr.,

Independent Chairman

Kevin J. McCoy, CPA

Thomas O. Putnam

Barbara V. Weidlich

Legal Counsel

Dechert, LLP

Washington, DC

Shareholder Servicing Agent

FAM Shareholder Services, Inc.

Cobleskill, NY

Distributor

Fenimore Securities, Inc.

Cobleskill, NY

384 North Grand Street

PO Box 399

Cobleskill, New York

12043-0399

(800) 932-3271

www.famfunds.com

Item 2.  Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. The Registrant has undertaken in this report filed on Form N-CSR to provide to any person without charge, upon request by calling 1-(800) 932-3271, a copy of such code of ethics. During 2012, there were no amendments to the Code of Ethics or Waivers from the Code of Ethics.

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Trustees has determined that Fred Lager, Paul A. Keller, Donald J. Boteler and Kevin J. McCoy are each an "audit committee financial expert" and are "independent", as these terms are defined in this Item 3.

Item 4.  Principal Accountant Fees and Services.

(a)  Audit Fees 2012 - $84,500. ; Audit Fees 2011 - $70,500

(b)  Audit-Related Fees - None.

(c)  Tax Fees 2012 - $12,500.; Tax Fees 2011 - $10,000.; Tax Preparation

Expenses

(d)  All Other Fees –2012 – None; 2011 - None-

(e)(1) Audit Committee Pre-Approval Policy. All services to be performed for the Registrant by BBD, LLP  must be pre-approved by the audit committee. All services performed during 2012 and 2011 were pre-approved by the committee.

(e)(2)  100 percent of any Fees for services described in each of paragraphs (b) through (d) of this item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2- 01 of Regulation S-X.

(f)  Not applicable.

(g)  The aggregate fees paid to BBD, LLP  for professional services to Registrant's affiliated broker-dealer for 2012 were $12,000. and 2011 were $12,000. respectively. The aggregate fees paid to BBD, LLP for professional services to Registrant's affiliated Private Offering-Limited Liability Company for 2012 were $18,000 and for 2011 were $18,000 respectively.

(h)  Not applicable.

Item 5. Audit Committee of Listed Registrants

Not Applicable.

Item 6. Schedule of Investments

This Schedule of Investments in securities of unaffiliated issuers is included as part of the Report to Shareholders.

Item 7. Disclosure of Proxy Voting Policies and Procedures for

Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management

Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c)) under the Investment Company Act of 1940, as amended (the "Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the registrant's second fiscal  half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17CFR 270.30a-2) in the exact form set forth below:

(Attached hereto).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Fenimore Asset Management Trust

By (Signature and Title)*

/s/ Thomas O. Putnam

---------------------------

Thomas O. Putnam, President

Date   February 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Thomas O. Putnam

---------------------------

Thomas O. Putnam, President

Date   February 25, 2013

By (Signature and Title)*

/s/ Joseph A. Bucci

--------------------------

Joseph A. Bucci, Treasurer

Date   February 25, 2013

* Print the name and title of each signing officer under his or her signature.